[PERFORMANCE FUNDS LOGO]

January 1, 2000

Dear Shareholder:

     We are pleased to present you the Performance Funds' semi-annual report for the period ended November 30, 1999. The Performance Funds comprise of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Growth Fund, and The Small Cap Fund. All funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

     What a difference a year makes. This time last year the U.S. economy began to show signs of slowing as investors' concerns were occupied by an economic crisis in the emerging markets, eroded confidence in domestic politics, and fears of an imminent global depression. Today, while the U.S. economy continues to expand, its concerns are now directed toward market valuations, resurgent global economies, and Y2K issues.

     Annual GDP growth through the 3Q'99 was a robust 5.5%, well above the Fed target of 2.5%, and the unemployment rate has steadily declined to only 4.1%, a 30-year low. Chairman Greenspan's expressed concern regarding a potential buildup of inflationary imbalances was never more evident this past summer & fall when the Fed implemented three rates hikes of 25bp each between June and November, negating 1998's three decreases of 25bp each. As long as U.S. GDP growth continues above potential, global economies show signs of resurgence, and core inflation begins to inch higher, the Fed will be compelled to raise rates to keep GDP growth at a non-inflationary pace. While the markets do not expect any further Fed action in front of Y2K, we feel the Fed could very well send a strong signal to the markets early in 2000.

     While commonly quoted U.S. equity market indexes gave the impression of another year of strong performance, they failed to reveal the poor market breadth. Through September, approximately 70% of the stocks listed on the NYSE had lost value for the year.* Only the Technology sector, fueled by corporate investment in the Internet and semiconductor stocks, has been the stellar performer in the indices, regardless of market capitalization. In an environment such as this, it is important to stay focused on the long term.

     On the following pages you will find a detailed discussion of each fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
------------

*DEUTSCHE BANK ALEX. BROWN, 12/9/99.

Trustmark Bank provides investment advisory services and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE END OF THE PERIOD COVERED BY THE REPORT, AS STATED ON THE COVER. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 2.49% for the Institutional Class and 2.36% for the Consumer Class for the six month period ended November 30, 1999. During this period, the 7-day yield of the Fund fluctuated between a low yield of 4.67% on June 10 and a high yield of 5.20% on November 30 (Institutional Class yields). Also during this six month period, the Federal Reserve raised the target rate for Fed Funds three times from a low rate of 4.75% to the current 5.50% rate. This has had a direct impact on the Fund since the investments that the Fund uses generally track the direction in which the Fed Funds rate moves. These higher Fed Rates were in response to the continued threat that there might be some type of inflation spike during the year because of tight labor markets along with the rapid rise in oil prices over the six month period. As measured by CPI, the inflation rate has moved higher in the past few months from 2.00% in June to 2.60% at the end of November. Going forward the Federal Reserve will continue to monitor the inflation situation closely and along with the continued shortage of quality labor in many areas may signal more interest rate hikes in the near future.

     The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1).

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank

------------

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

All performance figures cited here represent past performance of the Money Market Fund and do not guarantee future results.

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     In spite of an aggressive stance by the Fed, expectations of higher inflation, and investor uncertainty hovering around Y2K, the Performance Short Term Government Fund provided a 1.74% return (Institutional Class) during the first six months of the fiscal year. Short bond prices fell, as rates in this sector rose 60 basis points or more. The Fed moved the target borrowing rate 3 times to 5.50%, up .75%, in a preemptive effort to control inflation. The nation's low unemployment rate seems to be the key issue around the Fed's actions. Commodity prices, primarily oil, are the leading contributors to inflation fears. Productivity gains have been sufficient to soften finished goods price increases, for now. We feel Y2K uncertainty will soon be a memory, and even the hardcore pessimists will again wish to earn interest on their cash.

     Although share price declined, during this period, we are moving into a very favorable investment environment with the higher level of rates. Two-year Treasury Notes now yield over 6.00%, and other bond sectors such as agencies and high grade corporate notes are extremely attractive. These rates will enhance our continuing strategy of this fund, and reward investors who are willing to sustain a small amount of price volatility, to capture the higher returns over time offered in the 1 to 3 year bond sector.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank

------------

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     At the end of November 1999, interest rates were near two-year highs. 10 year Treasury Notes have risen over 150 basis points this year to a level of 6.19%. This compares to a 110 basis point rise in CPI measured inflation to a level of 2.6%. The rising rate cycle, and subsequent decline in bond prices has diminished investment performance, resulting in the Performance Intermediate Intermediate Term Government Fund having a -0.35% return (Institutional Class) during the first half of our fiscal year.

     Interest rates have risen to compensate us for higher inflation, as well as a number of other factors: 1) Private debt issuers are creating huge supply. When supply is heavy, investors demand higher yields to buy the new issues; 2) Investors are Y2K weary. Many are holding back investments till after year-end;
3) Our domestic economy is maintaining a very low unemployment rate. This is considered inflationary, as higher incomes create higher consumer demand; 4) Foreign economies have started to rebound. Many of the countries which suffered in 1998 are showing signs of growth; 5) The Fed is actively putting financial restraints in place, in an effort to squelch possible inflation. Fed action has been quick, and ahead of schedule compared to other historical growth cycles.

     All of these factors contributing to higher rates are manageable. As interest rates rise, debt issuance will slow. We believe the Y2K weary investor will emerge with vigor in the first quarter of 2000. Our productivity levels are breaking down the old rules that low unemployment leads to high inflation. Foreign economies are growing, but on shaky ground. The Fed has been "ahead of the game", steadily pushing up rates before inflation gets out of control.

     While the current situation may seem bleak, the increase in rates has provided bond investment opportunities similar to those seen at the end of 1988 and 1994. Although the road ahead will be choppy, the levels of interest rates as they stand will give us the staying power we need to ride out this cycle. We intend to view the bond market as opportunistic, not apocalyptic, and enhance our share dividend with the higher yielding bonds we are now offered.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank

------------

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       PERFORMANCE LARGE CAP EQUITY FUND

     For the six month period ending November 30, 1999 the Large Cap Equity Fund returned 5.94% for its Institutional Class holders and 5.80% for its Class A holders**. The S&P 500 was up 7.41% for the same period.

     Again, the Technology sector was the area for some outstanding performance. Cisco was up 67%, Intel 51%, and Motorola 45%. Several of our Financial holdings were among the top performers. American Express was up 28%, Citigroup 26%, and Morgan Stanley Dean Witter 32%. Other outstanding performers included Home Depot which was up 42%, Warner Lambert 46%, and General Electric 27%. There were some names which have been part of our core holdings for a long period which offset some of our gains. Gillette was down 21%, Norfolk Southern 35%, and Ceridian 33%.

     We are still facing more earnings questions and more volatility. Our efforts and resources continue to be directed at security selection and not market timing. Listed below are the ten largest holdings in the Fund at November 30, 1999.*

 1.  General Electric Company          4.53%
 2.  Microsoft Corporation             4.28%
 3.  Cisco Systems, Inc.               3.33%
 4.  Wal-Mart Stores, Inc.             2.96%
 5.  Intel Corporation                 2.74%
 6.  Citigroup, Inc.                   2.42%
 7.  International Business Machines
     Corp.                             2.40%
 8.  Exxon Corporation                 2.19%
 9.  American International Group      2.13%
10.  Merck & Company, Inc.             2.08%

                                          Signed,

                                          /s/ Charles Hl. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President
                                          Trustmark National Bank

------------

 * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 1999.

** The total returns for Class A, after the maximum sales load of 5.25%, was 0.25% for the current six month period.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Investors can not invest directly in an index.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                         PERFORMANCE MIDCAP EQUITY FUND

     For the six months ending November 30, 1999 the MidCap Equity Fund Institutional shares returned 7.42%, the Class A shares returned 7.27%**, and the Class B shares returned 6.81%***. This compares favorably to the S&P MidCap 400 Index which increased 6.77%.

     The relative performance of the Fund was favorably impacted by holdings in the technology and retailing sectors. Specifically, the shares of American Power Conversion increased 31% in the period, and Altera Corp rose 55%. Retailers BJ's Wholesale Club and Tiffany & Co saw their shares increase 45% and 84%, respectively. On the downside, positions in Outback Steakhouse (down 33%) and utility NiSource (down 31%) penalized performance. Other disappointments included E*Trade Group (down 23%) and Jones Apparel, which fell 12%.

     The Fund focuses on those companies in the MidCap Index we believe to have increasing earnings prospects and attractive valuations. Although a handful of large, successful companies are trading at lofty levels, many companies in our universe are less generously priced. We expect this will result in very satisfactory returns over the coming quarters and years. Listed below are the ten largest holdings in the Fund at November 30, 1999:

                             TEN LARGEST HOLDINGS*

 1.  BJ's Wholesale Club               3.28%
 2.  Comdisco Inc                      3.18%
 3.  Tiffany & Co                      2.97%
 4.  Electronic Arts                   2.93%
 5.  First Security Corp               2.64%
 6.  Veritas Software                  2.52%
 7.  American Power Conversion         2.47%
 8.  Stryker Corp                      2.45%
 9.  Biogen                            2.27%
10.  Harley Davidson                   2.19%

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank

------------

  * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 1999.

 ** The total returns for Class A, after the maximum sales load of 5.25%, was 1.64% for the current six month period.

*** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% over five years. Class B shares bear ongoing distribution and shareholder service fees of 1% of the daily net assets of Class B shares. The Class B expenses are reflected in the performance data. Class B shares commenced October 2, 1998.

The Fund's performance is compared to the Standard & Poor's MidCap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Investors can not invest directly in an index.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       PERFORMANCE SMALL CAP EQUITY FUND

     For the six months ended November 30, 1999, the Small Cap Fund returned 1.84% (Institutional Class) and 1.73% (Class A shares)**. This compares to the S&P 600 SmallCap Index which returned 4.48% for the same period.

     The small capitalization market continues to narrow with fewer and fewer companies participating. The technology sector is clearly leading the market and has been the only sector of significance to beat the index. Meanwhile, a large number of reasonably priced companies are being ignored by the market.

     In the fund, we had some success with companies including: CTS Corporation (4.05%), which was up 186% for the period, Zebra Corp. (4.07%), up 88%, and C-Cube Microsystems (1.58%), which returned 79% through November. Performance in the fund was negatively affected by owning companies such as Shopko Stores (0.76%) and Universal Health Services (0.56%), down 36% and 34% respectively. Also, the fund did not participate in some of the more volatile stocks in the index such as Aspect Communication and Three-Five Systems, up 288% and 216% respectively.

                             TEN LARGEST HOLDINGS*

 1.  Zebra Technology                  4.07%
 2.  Cts Corp                          4.05%
 3.  Plexus Corp                       2.65%
 4.  Radian Group                      2.64%
 5.  Alpharma                          2.16%
 6.  Manitowoc Inc                     2.06%
 7.  Patterson Dental                  1.93%
 8.  Mueller Industries                1.82%
 9.  U.S. Freightways                  1.76%
10.  Timberland                        1.62%

                                          Signed,

                                          /s/ Douglas P. Muenzenmay

                                          Doug P. Muenzenmay
                                          Investment Officer
                                          Trustmark National Bank

------------

 * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 1999.

** The total returns for Class A, after the maximum sales load of 5.25%, was -3.63% for the current six month period.

The Fund's performance is compared to the Standard & Poor's 600 Small Cap Index, which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Investors can not invest directly in an index.

Small cap funds typically carry additional risk since smaller companies may have a higher risk of failure.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

      PRINCIPAL                                                                       MOODY'S/S&P    AMORTIZED
       AMOUNT                               SECURITY DESCRIPTION                        RATINGS         COST
      ---------                             --------------------                      -----------    ---------
                        U.S. GOVERNMENT AGENCY NOTES -- 26.7%
                        FEDERAL FARM CREDIT BANK -- 1.7%
     $ 4,000,000        4.75%, 12/1/99..............................................     Aaa/Nr     $  4,000,000
       5,000,000        5.00%, 2/18/00, Callable 1/12/00 @ 100......................     Aaa/Nr        5,000,000
                                                                                                    ------------
                                                                                                       9,000,000
                                                                                                    ------------
                        FEDERAL HOME LOAN BANK -- 10.9%
      10,000,000        5.72%, 12/1/99*.............................................     Aaa/Nr        9,998,546
      10,000,000        5.81%, 12/1/99*.............................................     Aaa/Nr       10,000,000
       5,000,000        5.84%, 12/16/99.............................................     Aaa/Nr        5,000,880
       5,000,000        4.90%, 1/14/00..............................................     Aaa/Nr        4,999,953
       4,000,000        5.04%, 2/25/00..............................................     Aaa/Nr        3,998,777
      10,000,000        5.12%, 3/17/00, Callable Quarterly @ 100....................     Aaa/Nr       10,000,000
       5,000,000        5.14%, 3/17/00, Callable Quarterly @ 100....................     Aaa/Nr        4,999,269
       5,000,000        5.56%, 7/14/00..............................................     Aaa/Nr        5,000,432
       2,000,000        6.05%, 11/3/00..............................................     Aaa/Nr        1,999,298
                                                                                                    ------------
                                                                                                      55,997,155
                                                                                                    ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.9%
      10,000,000        5.26%, 12/1/99..............................................     Aaa/Nr       10,000,000
      15,000,000        5.26%, 12/13/99.............................................     Aaa/Nr       14,973,700
      10,690,000        5.25%, 12/17/99.............................................     Aaa/Nr       10,665,057
      10,000,000        5.12%, 12/31/99.............................................     Aaa/Nr        9,957,333
                                                                                                    ------------
                                                                                                      45,596,090
                                                                                                    ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.9%
       5,000,000        5.45%, 12/21/99.............................................     Aaa/Nr        4,984,861
       5,000,000        4.98%, 4/20/00..............................................     Aaa/Nr        4,999,442
       5,000,000        5.56%, 7/24/00..............................................     Aaa/Nr        4,998,796
                                                                                                    ------------
                                                                                                      14,983,099
                                                                                                    ------------
                        STUDENT LOAN MARKETING ASSOCIATION -- 2.3%
      10,000,000        6.01%, 12/7/99*.............................................     Aaa/Nr       10,000,000
       2,000,000        7.50%, 3/8/00...............................................     Aaa/Nr        2,013,002
                                                                                                    ------------
                                                                                                      12,013,002
                                                                                                    ------------
                        TOTAL U.S. GOVERNMENT AGENCY NOTES.......................................    137,589,346
                                                                                                    ------------
                        COMMERCIAL PAPER -- 47.2%
                        AUTOMOTIVE -- 10.2%
      10,000,000        Ford Motor Credit Corporation, 5.30%, 12/3/99...............      P1/A1        9,997,056
      11,000,000        General Motors Acceptance Corporation, 5.29%, 12/8/99.......      P1/A1       10,988,685
      10,000,000        General Motors Acceptance Corporation, 5.33%, 12/9/99.......      P1/A1        9,988,156
       6,750,000        Toyota Motor Credit Corporation, 5.28%, 12/1/99.............      P1/A1+       6,750,000
      15,000,000        Toyota Motor Credit Corporation, 5.28%, 12/10/99............      P1/A1+      14,980,199
                                                                                                    ------------
                                                                                                      52,704,096
                                                                                                    ------------
                        BANKING -- 2.9%
       5,000,000        Bank of America Corporation, 5.98%, 1/21/00.................      P1/A1        4,957,642
      10,000,000        Bank of America Corporation, 5.86%, 2/3/00..................    P-1/A-1        9,895,822
                                                                                                    ------------
                                                                                                      14,853,464
                                                                                                    ------------
                        BEVERAGES -- 2.9%
      15,000,000        Coca Cola Company, 5.44%, 12/21/99..........................    P-1/A-1+      14,954,667
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

      PRINCIPAL                                                                       MOODY'S/S&P    AMORTIZED
       AMOUNT                               SECURITY DESCRIPTION                        RATINGS         COST
      ---------                             --------------------                      -----------    ---------
                        COMMERCIAL PAPER (CONTINUED)
                        CHEMICALS -- 4.2%
     $15,000,000        Du Pont (E.I.) de Nemours, 5.27%, 12/20/99..................      P1/A1+    $ 14,958,279
       7,000,000        Du Pont (E.I.) de Nemours, 5.75%, 1/26/00...................      P1/A1+       6,937,389
                                                                                                    ------------
                                                                                                      21,895,668
                                                                                                    ------------
                        COSMETICS/TOILETRIES -- 4.4%
      15,000,000        Procter & Gamble Company, 5.30%, 12/14/99...................      P1/A1+      14,971,292
       8,000,000        Procter & Gamble Company, 5.87%, 1/10/00....................      P1/A1+       7,947,822
                                                                                                    ------------
                                                                                                      22,919,114
                                                                                                    ------------
                        DIVERSIFIED -- 3.8%
       7,000,000        General Electric Capital Corporation, 5.84, 1/14/00.........      P1/A1+       6,950,036
      13,000,000        General Electric Capital Corporation, 5.97%, 2/1/00.........      P1/A1+      12,866,338
                                                                                                    ------------
                                                                                                      19,816,374
                                                                                                    ------------
                        ENTERTAINMENT -- 1.9%
       9,650,000        Hasbro, Inc., 5.34%, 12/10/99...............................      P1/A1        9,637,117
                                                                                                    ------------
                        FINANCIAL SERVICES -- 11.1%
      11,000,000        American General Corporation, 5.82%, 1/27/00................    P-1/A-1+      10,898,635
      12,000,000        American General Corporation, 5.84%, 1/28/00................    P-1/A-1+      11,887,093
      10,000,000        Associates Corporation NA, 5.31%, 12/22/99..................    P-1/A-1+       9,969,025
       9,000,000        Associates Corporation NA, 5.25%, 12/27/99..................    P-1/A-1+       8,965,875
      15,000,000        Merrill Lynch & Company, 5.28%, 12/6/99.....................     P-1/A1+      14,989,000
                                                                                                    ------------
                                                                                                      56,709,628
                                                                                                    ------------
                        RETAIL -- 1.9%
      10,000,000        Wal-Mart Stores, Inc., 5.28%, 12/2/99.......................      P1/A1+       9,998,533
                                                                                                    ------------
                        TELECOMMUNICATIONS -- 3.9%
      10,000,000        AT&T Corporation, 5.28%, 12/17/99...........................    P-1/A-1+       9,976,534
      10,000,000        Motorola, Inc., 5.78%, 1/18/00..............................      P1/A1        9,922,933
                                                                                                    ------------
                                                                                                      19,899,467
                                                                                                    ------------
                        TOTAL COMMERCIAL PAPER...................................................    243,388,128
                                                                                                    ------------
                        CORPORATE BONDS -- 12.1%
                        AUTOMOTIVE -- 0.5%
       2,400,000        General Motors Acceptance Corporation, 6.38%, 4/4/00........       A2/A        2,403,738
                                                                                                    ------------
                        BANKING -- 1.0%
       2,325,000        Bank of America NA, 5.86%, 5/26/00..........................     Aa1/AA-       2,330,314
       3,000,000        Wells Fargo Company, 5.31%, 4/3/00..........................      Aa3/A+       2,999,516
                                                                                                    ------------
                                                                                                       5,329,830
                                                                                                    ------------
                        BEVERAGES -- 1.2%
       3,000,000        Pepsico, Inc., 6.80%, 5/15/00...............................       A1/A        3,015,576
       3,000,000        Pepsico, Inc., 5.88%, 6/1/00................................       A1/A        3,003,195
                                                                                                    ------------
                                                                                                       6,018,771
                                                                                                    ------------
                        DIVERSIFIED -- 0.4%
       2,000,000        General Electric Capital Corporation, 5.93%, 5/1/00.........    Aaa/Aaa        1,998,292
                                                                                                    ------------
                        ENTERTAINMENT -- 0.4%
       3,000,000        Walt Disney Company, 5.60%, 1/13/00.........................       A2/A        3,001,630
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

      SHARES OR
      PRINCIPAL                                                                       MOODY'S/S&P    AMORTIZED
       AMOUNT                               SECURITY DESCRIPTION                        RATINGS         COST
      ---------                             --------------------                      -----------    ---------
                        CORPORATE BONDS (CONTINUED)
                        FINANCIAL SERVICES -- 6.1%
     $ 4,288,000        Associates Corporation NA, 6.00%, 3/15/00...................     Aa3/Aa-    $  4,295,067
       2,225,000        Bear Stearns Company, Inc., 6.50%, 6/15/00..................       A2/A        2,229,809
       5,000,000        Bear Stearns Company, Inc., 6.56%, 6/20/00..................       A2/A        5,012,934
       4,000,000        Bear Stearns Company, Inc., 6.50%, 7/5/00...................       A2/A        4,018,167
       1,380,000        CitiFinancial, 6.13%, 3/1/00................................     Aa3/Aa-       1,383,097
       2,500,000        CitiFinancial, 5.75%, 7/15/00...............................     Aa3/Aa-       2,494,801
       1,000,000        Merrill Lynch & Company, 6.70%, 8/1/00......................     Aa3/Aa-       1,004,032
       5,000,000        Morgan Stanley Dean Witter, 5.94%, 2/28/00..................      Aa3/A+       5,008,926
       6,050,000        Morgan Stanley Dean Witter, 5.89%, 3/20/00..................      Aa3/A+       6,062,935
                                                                                                    ------------
                                                                                                      31,509,768
                                                                                                    ------------
                        MULTIMEDIA -- 0.4%
       2,000,000        Gannett Company, 5.85%, 5/1/00..............................      A1/Aa-       1,999,249
                                                                                                    ------------
                        RETAIL -- GROCERY -- 1.9%
      10,000,000        Albertson's, Inc., 5.42%, 12/14/99*.........................    P-1/A-1        9,997,425
                                                                                                    ------------
                        TOTAL CORPORATE BONDS....................................................     62,258,703
                                                                                                    ------------
                        MUNICIPAL BONDS -- 2.1%
                        MISSISSIPPI -- 2.1%
      11,000,000        Mississippi Business Finance Corporation, 6.09%, 3/1/00.....    P-1/A-1+      11,000,000
                                                                                                    ------------
                        TOTAL MUNICIPAL BONDS....................................................     11,000,000
                                                                                                    ------------
                        CERTIFICATES OF DEPOSIT 4.8%
      10,000,000        First Tennessee Bank, 5.52%, 12/29/99.......................       A1/A       10,000,000
      10,000,000        First Tennessee Bank, 5.55%, 1/18/00........................       A1/A       10,000,000
       5,000,000        Regions Bank, 6.09%, 10/10/00...............................      Aa2/A+       4,997,949
                                                                                                    ------------
                        TOTAL CERTIFICATES OF DEPOSIT............................................     24,997,949
                                                                                                    ------------
                        INVESTMENT COMPANIES -- 0.0%
          66,840        AIM Prime Money Market...................................................         66,840
                                                                                                    ------------
                        TOTAL INVESTMENT COMPANIES...............................................         66,840
                                                                                                    ------------
                        REPURCHASE AGREEMENTS -- 7.1%
      36,900,000        BA Securities, dated 11/30/99, due 12/1/99 at 5.64% with a maturity value of $36,905,781, (Collateralized by a Federal National Mortgage
                        Association, 5.64%, 10/30/00, market value -- $37,644,175)...............     36,900,000
                                                                                                    ------------
                        TOTAL REPURCHASE AGREEMENTS..............................................     36,900,000
                                                                                                    ------------
                        TOTAL INVESTMENTS (Amortized Cost $516,200,966) (a) -- 100.0%............    516,200,966
                        OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%............................         71,593
                                                                                                    ------------
                        TOTAL NET ASSETS -- 100.0%...............................................   $516,272,559
                                                                                                    ============

---------------
* Variable rate investments. The rate presented on the Schedule of Portfolio Investments represents the rate in effect at November 30, 1999. The date presented represents the next rate change date.

(a) Cost for federal income tax and financial reporting purposes are the same.

NR -- Not Rated

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        U.S. TREASURY OBLIGATIONS -- 17.4%
                        U.S. TREASURY NOTES -- 5.7%
     $ 1,500,000        5.63%, 2/28/01..............................................  $  1,494,945
       5,000,000        5.63%, 5/15/01..............................................     4,978,150
                                                                                      ------------
                                                                                         6,473,095
                                                                                      ------------
                        U.S. TREASURY STRIPS -- 11.7%
       5,000,000        5.10%, 8/15/01..............................................     4,520,900
       5,000,000        5.71%, 11/15/01.............................................     4,453,950
       5,000,000        6.06%, 5/15/02..............................................     4,318,050
                                                                                      ------------
                                                                                        13,292,900
                                                                                      ------------
                        TOTAL U.S. TREASURY OBLIGATIONS.............................    19,765,995
                                                                                      ------------
                        U.S. GOVERNMENT AGENCY NOTES -- 9.6%
                        FEDERAL FARM CREDIT BANK -- 3.4%
       2,000,000        5.22%, 9/11/01..............................................     1,964,100
       2,000,000        5.76%, 7/7/03...............................................     1,951,840
                                                                                      ------------
                                                                                         3,915,940
                                                                                      ------------
                        FEDERAL HOME LOAN BANK -- 4.4%
       2,000,000        5.63%, 3/19/01..............................................     1,986,120
       3,000,000        5.80%, 5/11/01..............................................     2,980,920
                                                                                      ------------
                                                                                         4,967,040
                                                                                      ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.8%
       2,000,000        Series MTN, 6.23%, 3/1/02...................................     1,995,620
                                                                                      ------------
                        TOTAL U.S. GOVERNMENT AGENCY NOTES..........................    10,878,600
                                                                                      ------------
                        U.S. GOVERNMENT AGENCY MORTGAGES -- 56.1%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- 32.6%
         428,011        Series 1414(E), 6.25%, 7/15/05..............................       427,197
       5,000,000        Series 2078(PQ), 6.00%, 7/15/07.............................     4,925,250
       3,000,000        Series 2061(PH), 6.00%, 5/15/16.............................     2,955,630
      10,000,000        Series 2054(PA), 6.00%, 5/15/17.............................     9,834,200
      10,000,000        Series 1590(F), 6.00%, 1/15/19..............................     9,844,300
       9,213,018        Series 1637(F), 6.00%, 9/15/21..............................     9,059,898
                                                                                      ------------
                                                                                        37,046,475
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.5%
     $   214,304        Series 1993-10(E), 6.50%, 10/25/04..........................  $    213,653
       5,218,211        Series 1997-78(PB), 6.00%, 8/18/14..........................     5,185,440
         247,801        Series 1993-142(A), 5.25%, 9/25/16..........................       246,465
       5,000,000        Series 1998-26(PA), 6.00%, 11/18/17.........................     4,928,700
       3,302,909        Series 1994-65(PE), 6.75%, 7/25/18..........................     3,300,333
       3,000,000        Series 1998-47(PB), 6.00%, 12/18/18.........................     2,952,840
      10,000,000        Series 1993-102(G), 6.25%, 1/25/20..........................     9,880,000
                                                                                      ------------
                                                                                        26,707,431
                                                                                      ------------
                        TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................    63,753,906
                                                                                      ------------
                        CORPORATE BONDS -- 14.7%
                        FINANCIAL SERVICES -- 7.0%
       1,000,000        Associates Corporation, 5.60%, 1/15/01......................       990,000
       1,000,000        CIT Group, Inc., 6.38%, 10/1/02.............................       985,000
       1,000,000        Ford Motor Credit Corporation, 5.13%, 10/15/01..............       972,500
       1,000,000        Ford Motor Credit Corporation, 6.55%, 9/10/02...............       990,000
       1,000,000        General Electric Capital Corporation, 5.65%, 8/15/01........       985,000
       1,000,000        IBM Credit Corporation, 6.40%, 8/13/01......................       996,250
       1,000,000        Merrill Lynch & Company, 6.00%, 1/15/01.....................       993,750
       1,000,000        Norwest Financial, Inc., 5.50%, 3/19/01.....................       985,000
                                                                                      ------------
                                                                                         7,897,500
                                                                                      ------------
                        FOOD -- 0.8%
       1,000,000        Campbell Soup Company, 4.75%, 10/1/03.......................       932,500
                                                                                      ------------
                        INDUSTRIAL GOODS & SERVICES -- 2.6%
       1,000,000        Baker Hughes, Inc., 5.80%, 2/15/03..........................       966,250
       1,000,000        Ingersoll-Rand Company, 6.38%, 11/19/01.....................       991,250
       1,000,000        Sony Corporation, 6.13%, 3/4/03.............................       975,000
                                                                                      ------------
                                                                                         2,932,500
                                                                                      ------------
                        RAILROADS -- 0.9%
       1,000,000        Consolidated Rail Corporation, 5.58%, 11/15/02..............       972,500
                                                                                      ------------
                        TELECOMMUNICATIONS -- 1.7%
       1,000,000        MCI Worldcom, Inc., 6.13%, 8/15/01..........................       991,250
       1,000,000        US West Communications, Inc., 6.13%, 7/15/02................       977,500
                                                                                      ------------
                                                                                         1,968,750
                                                                                      ------------
                        UTILITIES -- 1.7%
       1,000,000        Detroit Edison Company, 5.93%, 2/1/01.......................       987,500
       1,000,000        PP&L Resources, Inc., 6.00%, 6/1/00.........................       997,500
                                                                                      ------------
                                                                                         1,985,000
                                                                                      ------------
                        TOTAL CORPORATE BONDS.......................................    16,688,750
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

      SHARES OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        MUNICIPAL BONDS -- 0.9%
                        PENNSYLVANIA -- 0.9%
     $ 1,000,000        City of Erie, PA, GO, 5.15%, 11/15/01, OID..................  $    972,500
                                                                                      ------------
                        TOTAL MUNICIPAL BONDS.......................................       972,500
                                                                                      ------------
                        INVESTMENT COMPANIES -- 1.1%
       1,270,187        AIM Treasury Money Market...................................     1,270,187
                                                                                      ------------
                        TOTAL INVESTMENT COMPANIES..................................     1,270,187
                                                                                      ------------
                        TOTAL INVESTMENTS (Cost $114,895,340) (a) -- 99.8%..........   113,329,938
                        OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............       230,623
                                                                                      ------------
                        TOTAL NET ASSETS -- 100.0%..................................  $113,560,561
                                                                                      ============

---------------

 GO -- General Obligation
OID -- Original Issue Discount
MTN -- Medium Term Note

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation............................  $     9,223
            Unrealized depreciation............................   (1,574,625)
                                                                 -----------
            Net unrealized depreciation........................  $(1,565,402)
                                                                 ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              U.S. TREASURY OBLIGATIONS -- 49.7%
              U.S. TREASURY BONDS -- 16.5%
$ 8,000,000   7.25%, 5/15/16..............................................  $  8,511,760
  4,000,000   7.25%, 8/15/22..............................................     4,315,480
  5,000,000   6.25%, 8/15/23..............................................     4,834,400
  3,300,000   6.00%, 2/15/26..............................................     3,091,143
  6,750,000   5.25%, 11/15/28.............................................     5,697,203
                                                                            ------------
                                                                              26,449,986
                                                                            ------------
              U.S. TREASURY NOTES -- 33.2%
 11,750,000   5.50%, 2/28/03..............................................    11,547,195
 14,000,000   5.25%, 8/15/03..............................................    13,600,020
  8,500,000   4.25%, 11/15/03.............................................     7,959,995
  3,700,000   4.75%, 2/15/04..............................................     3,519,625
  7,000,000   5.63%, 2/15/06..............................................     6,793,570
 10,500,000   5.50%, 2/15/08..............................................    10,005,555
                                                                            ------------
                                                                              53,425,960
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS.............................    79,875,946
                                                                            ------------
              U.S. GOVERNMENT AGENCY NOTES -- 12.6%
              FEDERAL HOME LOAN BANK -- 2.4%
  3,000,000   6.13%, 8/15/03..............................................     2,961,210
  1,000,000   4.96%, 10/7/05..............................................       918,250
                                                                            ------------
                                                                               3,879,460
                                                                            ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
  1,000,000   7.41%, 4/19/06..............................................       994,630
                                                                            ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.4%
  1,000,000   6.00%, 1/14/05..............................................       970,830
  2,000,000   6.49%, 1/19/06..............................................     1,949,600
  1,000,000   7.32%, 5/3/06...............................................       990,360
  1,000,000   7.19%, 11/6/06..............................................       985,510
  1,000,000   7.33%, 4/2/07...............................................       998,730
  2,000,000   7.00%, 7/17/07..............................................     1,918,980
  1,000,000   6.17%, 1/15/08..............................................       942,640
  1,000,000   6.16%, 1/23/08..............................................       930,810
    500,000   6.51%, 5/6/08...............................................       482,930
                                                                            ------------
                                                                              10,170,390
                                                                            ------------
              U.S. GOVERNMENT AGENCY -- 3.2%
  2,000,000   Tennessee Valley Authority, 6.38%, 6/15/05..................     1,960,000
  3,500,000   Tennessee Valley Authority, 6.00%, 3/15/13..................     3,215,625
                                                                            ------------
                                                                               5,175,625
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY NOTES..........................    20,220,105
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 3.1%
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.1%
$    53,566   Pool 210311, 9.00%, 6/15/17.................................  $     56,080
     23,583   Pool 271741, 9.00%, 3/15/20.................................        24,688
  4,974,437   Pool 510559, 7.00%, 10/15/29................................     4,861,318
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................     4,942,086
                                                                            ------------
              CORPORATE BONDS -- 33.2%
              AEROSPACE -- 0.7%
    250,000   Raytheon Company, 7.38%, 7/15/25............................       221,250
    250,000   Rockwell International Corporation, 6.63%, 6/1/05...........       244,063
    500,000   Rockwell International Corporation, 6.15%, 1/15/08..........       465,625
    250,000   WMX Technologies, Inc., 6.25%, 10/15/00.....................       245,000
                                                                            ------------
                                                                               1,175,938
                                                                            ------------
              AUTOMOTIVE -- 1.5%
    750,000   Ford Motor Company, 5.75%, 2/23/04..........................       714,375
    500,000   Ford Motor Company, 7.25%, 10/1/08..........................       495,000
    250,000   Ford Motor Company, 7.13%, 11/15/25.........................       237,500
  1,000,000   General Motors Corporation, 7.10%, 3/15/06..................       995,000
                                                                            ------------
                                                                               2,441,875
                                                                            ------------
              BANKING -- 2.2%
  1,000,000   Bank of America Corporation, 6.63%, 6/15/04.................       982,499
    250,000   Bank of America Corporation, 6.88%, 2/15/05.................       247,500
    500,000   Bank of America Corporation, 6.38%, 5/15/05.................       483,750
    350,000   Bank of America Corporation, 7.19%, 7/30/12.................       336,875
    250,000   Bankers Trust Corporation, 6.75%, 10/3/01...................       249,688
    250,000   Bankers Trust Corporation, 7.13%, 7/31/02...................       250,938
    500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................       474,375
    250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................       237,500
    250,000   US Bank NA, 6.88%, 4/1/06...................................       244,375
                                                                            ------------
                                                                               3,507,500
                                                                            ------------
              BEVERAGES -- 0.7%
    500,000   Coca-Cola Enterprises, Inc., 6.63%, 8/1/04..................       491,250
    250,000   Coca-Cola Enterprises, Inc., 6.75%, 9/15/23.................       225,000
    500,000   Pepsi Bottling Holdings, Inc., 5.38%, 2/17/04...............       467,500
                                                                            ------------
                                                                               1,183,750
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              CHEMICALS -- 1.2%
$   500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............  $    504,375
    250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       226,563
    500,000   Du Pont (E.I.) de Nemours, 6.50%, 9/1/02....................       496,250
    500,000   Monsanto Company, 6.00%, 7/1/00.............................       499,375
    250,000   PPG Industries, Inc., 6.88%, 8/1/05.........................       244,375
                                                                            ------------
                                                                               1,970,938
                                                                            ------------
              COMPUTER EQUIPMENT -- 0.9%
    500,000   IBM Credit Corporation, 5.37%, 9/22/03......................       476,250
    500,000   IBM Credit Corporation, 7.00%, 11/5/07......................       483,125
    500,000   IBM Credit Corporation, 6.75%, 12/24/07.....................       483,125
                                                                            ------------
                                                                               1,442,500
                                                                            ------------
              CONSUMER NON-DURABLE -- 0.4%
    250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................       246,250
    500,000   Procter & Gamble Company, 5.25%, 9/15/03....................       475,000
                                                                            ------------
                                                                                 721,250
                                                                            ------------
              ENTERTAINMENT -- 0.3%
    500,000   The Walt Disney Company, 5.13%, 12/15/03....................       468,750
                                                                            ------------
              FINANCIAL SERVICES -- 8.9%
    500,000   American General Corporation, 6.75%, 6/15/05................       489,375
    250,000   American General Corporation, 7.50%, 7/15/25................       238,125
    500,000   Bear Stearns Company, 6.15%, 3/2/04.........................       478,750
    500,000   Bear Stearns Company, 6.63%, 10/1/04........................       486,875
    250,000   Bear Stearns Company, 6.65%, 12/1/04........................       243,438
    250,000   CIT Group, Inc., 6.38%, 10/1/02.............................       246,250
    500,000   Citigroup, Inc., 6.13%, 6/15/00.............................       499,660
    250,000   Citigroup, Inc., 6.63%, 9/15/05.............................       242,188
    500,000   Ford Motor Credit Corporation, 6.50%, 2/28/02...............       496,250
    500,000   General Motors Acceptance Corporation, 5.63%, 2/15/01.......       494,375
  1,000,000   General Motors Acceptance Corporation, 5.35%, 12/7/01.......       972,500
    500,000   Household Finance Corporation, 6.70%, 6/15/02...............       496,875
    500,000   Household Finance Corporation, 6.88%, 3/1/07................       482,500
    500,000   Household Finance Corporation, 7.30%, 7/30/12...............       473,750
    500,000   International Lease Finance Corporation, 6.20%, 11/6/00.....       497,760
    500,000   International Lease Finance Corporation, 6.38%, 8/1/02......       492,500
    500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................       466,875
    500,000   Merrill Lynch & Company, 5.75%, 11/4/02.....................       486,250
    500,000   Merrill Lynch & Company, 7.00%, 4/27/08.....................       483,125
    250,000   Merrill Lynch & Company, 6.25%, 10/15/08....................       229,375
  1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................       996,249
  1,000,000   Morgan Stanley Dean Witter, 6.75%, 3/4/03...................       992,499
    500,000   Morgan Stanley Dean Witter, 5.63%, 1/20/04..................       474,375

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   500,000   Norwest Corporation, 6.00%, 3/15/00.........................  $    500,145
    250,000   Norwest Corporation, 6.38%, 9/15/02.........................       246,875
    250,000   Norwest Corporation, 6.50%, 6/1/05..........................       242,500
    500,000   Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       506,250
    500,000   Salomon SB Holdings, Inc., 6.63%, 7/1/02....................       496,875
    250,000   Salomon SB Holdings, Inc., 6.13%, 1/15/03...................       243,750
    500,000   Toyota Motor Credit Corporation, 5.63%, 11/13/03............       477,500
                                                                            ------------
                                                                              14,173,814
                                                                            ------------
              FINANCIAL SERVICES -- DIVERSIFIED -- 4.0%
    500,000   Associates Corporation NA, 5.75%, 11/1/03...................       479,375
    500,000   Associates Corporation NA, 5.50%, 2/15/04...................       471,875
    500,000   CNA Financial Corporation, 6.60%, 12/15/08..................       455,000
    500,000   General Electric Capital Corporation, 6.52%, 10/8/02........       498,750
    500,000   General Electric Capital Corporation, 5.65%, 3/31/03........       483,125
    500,000   General Electric Capital Corporation, 6.10%, 5/24/04........       484,375
    650,000   General Electric Capital Corporation, 6.90%, 9/15/15........       627,249
    500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............       451,875
    500,000   National Rural Utilities Cooperative Finance Corporation,
              5.95%, 1/15/03..............................................       485,625
    250,000   SBC Communications Capital Corporation, 6.25%, 10/15/02.....       245,938
    500,000   SBC Communications Capital Corporation, 5.88%, 6/1/03.......       484,375
    250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....       227,500
    500,000   Texaco Capital, Inc., 5.70%, 12/1/08........................       440,625
    500,000   U.S. Leasing Capital Corporation, 5.95%, 10/15/03...........       482,500
                                                                            ------------
                                                                               6,318,187
                                                                            ------------
              FOOD -- 0.8%
    390,000   Campbell Soup Company, 4.75%, 10/1/03.......................       363,675
    500,000   General Mills, Inc., 5.82%, 2/5/03..........................       483,125
    500,000   Sara Lee Corporation, 5.75%, 9/3/03.........................       481,250
                                                                            ------------
                                                                               1,328,050
                                                                            ------------
              HEALTH CARE -- 0.9%
    250,000   American Home Products Corporation, 7.25%, 3/1/23...........       240,000
    500,000   Baxter International, Inc., 6.63%, 2/15/28..................       429,375
    500,000   Eli Lilly & Company, 6.25%, 3/15/03.........................       491,250
    250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................       240,313
                                                                            ------------
                                                                               1,400,938
                                                                            ------------
              INDUSTRIAL GOODS & SERVICES -- 0.6%
    500,000   Ingersoll-Rand, 6.26%, 2/15/01..............................       496,875
    500,000   Sony Corporation, 6.13%, 3/4/03.............................       487,500
                                                                            ------------
                                                                                 984,375
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              OFFICE EQUIPMENT & SERVICES -- 0.6%
$   500,000   Xerox Corporation, 5.50%, 11/15/03..........................  $    473,750
    500,000   Xerox Corporation, 5.25%, 12/15/03..........................       467,500
                                                                            ------------
                                                                                 941,250
                                                                            ------------
              OIL/GAS -- 0.9%
  1,000,000   Atlantic Richfield, 5.55%, 4/15/03..........................       956,250
    500,000   Conoco, Inc., 5.90%, 4/15/04................................       480,000
                                                                            ------------
                                                                               1,436,250
                                                                            ------------
              RAILROADS -- 1.1%
    250,000   Norfolk Southern Railway Corporation, 5.08%, 7/15/01........       244,063
    500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........       495,625
  1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................       962,500
                                                                            ------------
                                                                               1,702,188
                                                                            ------------
              RETAIL -- 0.8%
    250,000   J.C. Penney & Company, 6.88%, 10/15/15......................       210,938
    500,000   McDonald's Corporation, 6.75% , 2/15/03.....................       500,000
    250,000   Rite-Aid Corporation, 6.88%, 8/15/13........................       136,250
    500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       468,125
                                                                            ------------
                                                                               1,315,313
                                                                            ------------
              RETAIL -- GROCERY -- 0.2%
    300,000   Albertson's, Inc., 6.38%, 6/1/00............................       300,000
                                                                            ------------
              TELECOMMUNICATIONS -- 2.5%
    500,000   AT&T Corporation, 5.63%, 3/15/04............................       476,875
    500,000   AT&T Corporation, 6.00 % , 3/15/09..........................       460,625
    500,000   MCI Worldcom, Inc., 6.13%, 8/15/01..........................       495,624
    250,000   Motorola, Inc., 6.50%, 3/1/08...............................       239,375
    250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................       229,688
    500,000   SBC Communications, Inc., 6.50%, 7/1/03.....................       491,250
    500,000   SBC Communications, Inc., 7.00%, 8/15/05....................       497,499
    240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................       239,400
    250,000   U.S. West Communications, Inc., 6.38%, 10/15/02.............       246,563
    500,000   U.S. West Communications, Inc., 6.38, 7/15/08...............       465,625
    250,000   U.S. West Communications, Inc., 7.50%, 6/15/23..............       232,500
                                                                            ------------
                                                                               4,075,024
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

 SHARES OR
 PRINCIPAL                                                                     MARKET
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              TELEPHONE -- 1.5%
$   250,000   Chesapeake Bell Telephone Virginia, 7.00%, 7/15/25..........  $    224,688
    500,000   New York Telephone Company, 5.88%, 9/01/03..................       481,875
  1,000,000   New York Telephone Company, 6.00%, 9/1/07...................       923,750
    250,000   New York Telephone Company, 7.25%, 2/15/24..................       229,375
    500,000   Southern Bell Telephone Company, 6.00 % , 10/1/04...........       476,875
                                                                            ------------
                                                                               2,336,563
                                                                            ------------
              UTILITIES -- 2.5%
    500,000   Carolina Power & Light Company, 5.88%, 1/15/04..............       476,874
    500,000   Central Power & Light Company, 6.63% 7/1/05.................       481,249
    250,000   Consolidated Edison Company of New York, Inc., 6.63%,
              7/1/05......................................................       241,875
    250,000   Consolidated Edison Company of New York, Inc., 7.50%,
              6/15/23.....................................................       235,000
    250,000   Duke Energy Corporation, 6.88%, 8/1/23......................       222,188
    225,000   Georgia Power Company, 6.63%, 4/1/03........................       221,906
    250,000   Northern States Power Company, 7.13%, 7/1/25................       235,938
    250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............       241,563
    250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............       227,500
    250,000   Scottish Power PLC, 6.63%, 6/1/07...........................       240,000
    250,000   Southern California Edison Company, 6.50%, 6/1/01...........       249,375
    250,000   Southern California Edison Company, 6.90%, 10/1/18..........       225,000
    500,000   Virginia Electric & Power Company, 6.75%, 2/1/07............       475,000
    250,000   West Penn Power Company, 6.38%, 6/1/04......................       242,500
                                                                            ------------
                                                                               4,015,968
                                                                            ------------
              TOTAL CORPORATE BONDS.......................................    53,240,421
                                                                            ------------
              INVESTMENT COMPANIES -- 0.4%
    599,635   AIM Treasury Money Market...................................       599,635
                                                                            ------------
              TOTAL INVESTMENT COMPANIES..................................       599,635
                                                                            ------------
              TOTAL INVESTMENTS (Cost $164,495,480) (a) -- 99.0%..........   158,878,193
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%...............     1,555,151
                                                                            ------------
              TOTAL NET ASSETS -- 100.0%..................................  $160,433,344
                                                                            ============

---------------

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation............................  $   248,010
            Unrealized depreciation............................   (5,865,297)
                                                                 -----------
            Net unrealized depreciation........................  $(5,617,287)
                                                                 ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS -- 98.8%
             AEROSPACE/DEFENSE -- 0.4%
    26,000   Lockheed Martin Corporation.................................  $    516,750
    27,000   Raytheon Company, Class B...................................       828,563
                                                                           ------------
                                                                              1,345,313
                                                                           ------------
             AUTOMOTIVE -- 1.5%
    10,000   DaimlerChrysler AG..........................................       681,250
    50,000   Ford Motor Company..........................................     2,525,000
    32,000   General Motors Corporation..................................     2,304,000
                                                                           ------------
                                                                              5,510,250
                                                                           ------------
             BANKING -- 4.4%
    78,474   Bank of America Corporation.................................     4,590,729
    68,000   Bank of New York Company, Inc...............................     2,711,500
    38,000   Chase Manhattan Corporation.................................     2,935,500
    42,638   FleetBoston Financial Corporation...........................     1,612,249
    30,000   SunTrust Banks, Inc.........................................     2,096,250
    50,000   Wells Fargo & Company.......................................     2,325,000
                                                                           ------------
                                                                             16,271,228
                                                                           ------------
             BEVERAGES -- 3.2%
    31,000   Anheuser Busch Companies, Inc...............................     2,319,188
   106,000   Coca-Cola Company...........................................     7,135,124
    71,000   PepsiCo, Inc................................................     2,453,938
                                                                           ------------
                                                                             11,908,250
                                                                           ------------
             BUSINESS EQUIPMENT & SERVICES -- 2.3%
    68,000   America Online (b)..........................................     4,942,749
    27,000   Deluxe Corporation..........................................       707,063
    34,000   FDX Corporation (b).........................................     1,434,375
    16,000   H & R Block.................................................       688,000
    19,000   Pitney Bowes, Inc...........................................       910,813
                                                                           ------------
                                                                              8,683,000
                                                                           ------------
             CAPITAL GOODS -- 1.3%
    30,000   Black & Decker Corporation..................................     1,346,250
    41,000   Illinois Tool Works, Inc....................................     2,654,750
    44,000   Sherwin-Williams Company....................................       943,250
                                                                           ------------
                                                                              4,944,250
                                                                           ------------
             CHEMICALS -- 0.7%
    46,000   Du Pont (E.I.) De Nemours...................................     2,734,125
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             COMPUTER EQUIPMENT -- 3.6%
    25,000   Computer Associates International, Inc......................  $  1,625,000
    17,000   EMC Corporation (b).........................................     1,420,563
   132,000   Intel Corporation...........................................    10,122,750
                                                                           ------------
                                                                             13,168,313
                                                                           ------------
             COMPUTER SOFTWARE -- 7.6%
   138,000   Cisco Systems, Inc. (b).....................................    12,307,875
   174,000   Microsoft Corporation (b)...................................    15,842,156
                                                                           ------------
                                                                             28,150,031
                                                                           ------------
             COMPUTERS -- 5.7%
    66,000   Compaq Computer Corporation.................................     1,612,875
   120,000   Dell Computer Corporation (b)...............................     5,167,500
    44,000   Hewlett Packard Company.....................................     4,174,500
    86,000   International Business Machines Corporation.................     8,863,375
    11,000   Sun Microsystems, Inc. (b)..................................     1,454,750
                                                                           ------------
                                                                             21,273,000
                                                                           ------------
             CONSUMER DURABLES -- 0.1%
    14,000   Dana Corporation............................................       388,500
                                                                           ------------
             CONSUMER NON-DURABLE -- 4.9%
    56,000   Colgate-Palmolive Company...................................     3,073,000
    33,000   ConAgra, Inc................................................       796,125
    62,000   Gillette Company............................................     2,491,625
    36,000   Kimberly-Clark Corporation..................................     2,299,500
    54,000   Procter & Gamble Company....................................     5,831,999
    28,571   Unilever NV -- New York Shares -- ADR.......................     1,555,334
    25,000   Wrigley (WM.) Jr. Company...................................     2,079,688
                                                                           ------------
                                                                             18,127,271
                                                                           ------------
             CONSUMER SERVICES -- 1.6%
    51,000   Mattel, Inc.................................................       729,938
    60,000   Meredith Corporation........................................     2,268,750
    46,000   Time Warner, Inc............................................     2,837,625
                                                                           ------------
                                                                              5,836,313
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             ENERGY -- 6.6%
    60,872   BP Amoco PLC -- ADR.........................................  $  3,709,388
    31,000   Chevron Corporation.........................................     2,745,438
   102,000   Exxon Corporation...........................................     8,089,874
     8,000   Halliburton Company.........................................       309,500
    40,000   Mobil Corporation...........................................     4,172,500
    95,000   Royal Dutch Petroleum -- New York Shares -- ADR.............     5,510,000
                                                                           ------------
                                                                             24,536,700
                                                                           ------------
             ENTERTAINMENT -- 1.1%
    29,160   CBS Corporation (b).........................................     1,516,320
    87,000   The Walt Disney Company.....................................     2,425,125
                                                                           ------------
                                                                              3,941,445
                                                                           ------------
             FINANCIAL SERVICES -- 7.2%
    31,000   American Express Company....................................     4,690,688
   166,500   Citigroup, Inc..............................................     8,970,187
    54,000   Federal Home Loan Mortgage Corporation......................     2,666,250
    56,000   Federal National Mortgage Association.......................     3,731,000
    25,000   Merrill Lynch & Company.....................................     2,015,625
    39,000   Morgan Stanley Dean Witter & Company........................     4,704,375
                                                                           ------------
                                                                             26,778,125
                                                                           ------------
             FOOD -- 0.3%
    20,000   Hershey Foods Corporation...................................       982,500
                                                                           ------------
             HEALTH CARE -- 12.4%
    68,000   Abbott Laboratories.........................................     2,584,000
    51,000   American Home Products Corporation..........................     2,652,000
    21,000   Baxter International, Inc...................................     1,418,813
    82,000   Bristol-Myers Squibb Company................................     5,991,124
    47,000   Eli Lilly & Company.........................................     3,372,250
    56,000   Johnson & Johnson, Inc......................................     5,810,000
    98,000   Merck & Company, Inc........................................     7,692,999
   147,000   Pfizer, Inc.................................................     5,319,563
   110,000   Schering-Plough Corporation.................................     5,623,750
    60,000   Warner Lambert Company......................................     5,381,250
                                                                           ------------
                                                                             45,845,749
                                                                           ------------
             INDUSTRIAL GOODS & SERVICES -- 0.6%
    52,000   Tyco International, Ltd.....................................     2,083,250
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 2.5%
    58,000   Allstate Corporation........................................  $  1,518,875
    76,250   American International Group, Inc...........................     7,872,813
                                                                           ------------
                                                                              9,391,688
                                                                           ------------
             MULTI INDUSTRY -- 5.5%
   129,000   General Electric Company....................................    16,770,000
    12,000   Lowes Corporation...........................................       768,000
    38,000   Textron, Inc................................................     2,700,375
                                                                           ------------
                                                                             20,238,375
                                                                           ------------
             OIL/GAS -- 0.3%
    58,648   Sempra Energy...............................................     1,084,988
                                                                           ------------
             RAILROADS -- 0.2%
    39,000   Norfolk Southern Corporation................................       833,625
                                                                           ------------
             RAW MATERIALS -- 0.9%
    28,000   Alcoa, Inc..................................................     1,834,000
    25,000   Avery-Dennison Corporation..................................     1,484,375
                                                                           ------------
                                                                              3,318,375
                                                                           ------------
             RETAIL -- 7.9%
    46,000   Circuit City Stores, Inc....................................     2,231,000
    88,500   Gap, Inc....................................................     3,584,250
    47,000   Home Depot, Inc.............................................     3,715,938
    60,000   McDonald's Corporation......................................     2,700,000
    20,000   Sears, Roebuck & Company....................................       683,750
   190,000   Wal-Mart Stores, Inc........................................    10,948,749
   190,000   Walgreen Company............................................     5,533,750
                                                                           ------------
                                                                             29,397,437
                                                                           ------------
             SHELTER -- 0.2%
    18,000   Armstrong World Industries, Inc.............................       603,000
                                                                           ------------
             TECHNOLOGY -- 1.2%
    44,000   Ceridian Corporation (b)....................................       951,500
    50,000   Loral Space & Communications, Ltd. (b)......................       896,875
    29,000   Northrop Grumman Corporation................................     1,629,438
    19,000   Rockwell International Corporation..........................       942,875
                                                                           ------------
                                                                              4,420,688
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS -- 12.0%
   104,500   AT&T Corporation............................................  $  5,838,938
    58,000   Bell Atlantic Corporation...................................     3,672,125
    84,000   BellSouth Corporation.......................................     3,879,750
    42,000   GTE Corporation.............................................     3,066,000
    99,000   Lucent Technologies, Inc....................................     7,233,187
    61,000   MCI WorldCom, Inc. (b)......................................     5,043,938
    27,000   Motorola, Inc...............................................     3,084,750
    27,000   Nortel Networks Corporation -- ADR..........................     1,998,000
   130,000   SBC Communications, Inc.....................................     6,751,874
    56,000   Sprint Corporation..........................................     3,885,000
                                                                           ------------
                                                                             44,453,562
                                                                           ------------
             TRANSPORTATION & SHIPPING -- 0.3%
    36,000   Burlington Northern Santa Fe Corporation....................     1,044,000
                                                                           ------------
             UTILITIES -- 2.3%
    50,000   Consolidated Edison Company of New York, Inc................     1,725,000
    58,000   Detroit Edison Company......................................     1,917,625
    53,000   Entergy Corporation.........................................     1,460,813
    52,000   FirstEnergy Corporation.....................................     1,212,250
   100,000   Southern Company............................................     2,337,500
                                                                           ------------
                                                                              8,653,188
                                                                           ------------
             TOTAL COMMON STOCKS.........................................   365,946,539
                                                                           ------------
             INVESTMENT COMPANIES -- 1.1%
 3,972,004   AIM Treasury Money Market...................................      3,972004
                                                                           ------------
             TOTAL INVESTMENT COMPANIES..................................     3,972,004
                                                                           ------------
             TOTAL INVESTMENTS (Cost $159,475,509) (a) -- 99.9%..........   369,918,543
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...............       338,212
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $370,256,755
                                                                           ============

---------------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation..........................  $ 213,452,724
            Unrealized depreciation..........................     (3,009,690)
                                                               -------------
            Net unrealized appreciation......................  $ 210,443,034
                                                               =============

(b) Non-income producing security

ADR -- American Depository Receipt

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

                                                                            MARKET
 SHARES                        SECURITY DESCRIPTION                         VALUE
 ------                        --------------------                         ------
           COMMON STOCKS -- 97.9%
           BUSINESS EQUIPMENT & SERVICES -- 7.8%
   16,000  Cintas Corporation..........................................  $    735,000
  165,000  Comdisco, Inc...............................................     3,980,624
   29,000  Concord EFS, Inc.(b)........................................       768,500
   27,000  Convergys Corporation(b)....................................       737,438
   22,600  Jacobs Engineering Group, Inc.(b)...........................       710,488
   54,200  Reynolds & Reynolds Company.................................     1,050,125
   68,300  Viad Corporation............................................     1,797,144
                                                                         ------------
                                                                            9,779,319
                                                                         ------------
           CAPITAL GOODS -- 3.6%
   18,000  Donaldson Company, Inc......................................       406,125
   24,000  HARSCO Corporation..........................................       715,500
   17,778  Illinois Tool Works, Inc....................................     1,151,137
   16,000  Mark IV Industries, Inc.....................................       300,000
    9,000  Martin Marietta Materials...................................       341,438
   24,000  Precision Castparts Corporation.............................       652,500
   15,000  Southdown, Inc..............................................       692,813
    9,000  Trinity Industries..........................................       263,250
                                                                         ------------
                                                                            4,522,763
                                                                         ------------
           COMPUTER EQUIPMENT -- 5.0%
  120,000  Quantum Corporation Digital Linear Tape & Storage(b)........     1,890,000
   60,000  Quantum Corporation Hard Disk Drive(b)......................       412,500
   11,000  Synopsys, Inc.(b)...........................................       796,125
   34,500  Veritas Software Corporation(b).............................     3,158,906
                                                                         ------------
                                                                            6,257,531
                                                                         ------------
           COMPUTER SOFTWARE -- 5.8%
   35,000  Electronic Arts, Inc.(b)....................................     3,670,625
   18,000  Fiserv, Inc.(b).............................................       639,000
   12,000  Legato Systems, Inc.(b).....................................       810,375
   26,000  Siebel Systems, Inc.(b).....................................     1,823,250
    8,000  Symantec Corporation(b).....................................       373,500
                                                                         ------------
                                                                            7,316,750
                                                                         ------------
           CONSUMER DURABLES -- 3.6%
   30,000  Carlisle Companies, Inc.....................................     1,006,875
   45,000  Harley-Davidson, Inc........................................     2,745,000
   28,000  Kaydon Corporation..........................................       766,500
                                                                         ------------
                                                                            4,518,375
                                                                         ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                            MARKET
 SHARES                        SECURITY DESCRIPTION                         VALUE
 ------                        --------------------                         ------
           COMMON STOCKS (CONTINUED)
           CONSUMER NON-DURABLE -- 3.7%
   16,000  Church & Dwight, Inc........................................  $    448,000
   87,000  Jones Apparel Group, Inc.(b)................................     2,321,813
   56,299  Lancaster Colony Corporation................................     1,822,680
                                                                         ------------
                                                                            4,592,493
                                                                         ------------
           CONSUMER SERVICES -- 3.9%
   21,000  Banta Corporation...........................................       460,688
   40,000  Belo (A.H.) Corporation -- Common Series A..................       720,000
   13,000  Gtech Holdings Corporation(b)...............................       273,000
   83,000  International Game Technologies.............................     1,494,000
   34,000  Mandalay Resort Group(b)....................................       792,625
    2,000  Washington Post Company.....................................     1,143,000
                                                                         ------------
                                                                            4,883,313
                                                                         ------------
           ELECTRONICS -- 3.3%
    8,000  Microchip Technology, Inc.(b)...............................       507,000
   15,000  Molex, Inc..................................................       759,375
    9,000  Sanmina Corporation(b)......................................       865,125
   24,000  Teradyne, Inc.(b)...........................................     1,045,500
   22,000  Vitesse Semiconductor(b)....................................       991,375
                                                                         ------------
                                                                            4,168,375
                                                                         ------------
           ENERGY -- 3.7%
   26,000  BJ Services Company(b)......................................       906,750
   40,000  Smith International, Inc.(b)................................     1,595,000
   48,600  Tosco Corporation...........................................     1,315,238
   30,000  Valero Energy...............................................       622,500
   22,000  Varco International, Inc.(b)................................       235,125
                                                                         ------------
                                                                            4,674,613
                                                                         ------------
           FINANCIAL SERVICES -- 11.8%
   10,000  Ambac Financial Group, Inc..................................       545,000
   27,300  Charter One Financial, Inc..................................       592,069
   32,000  City National Corporation...................................     1,154,000
   36,000  E*Trade Group, Inc.(b)......................................     1,080,000
   77,000  Edwards (A.G.), Inc.........................................     2,290,750
  117,450  First Security Corporation..................................     3,303,280
   34,000  First Tennessee National Corporation........................     1,117,750
   15,000  Marshall & Ilsley Corporation...............................     1,004,063
   27,750  Old Kent Financial Corporation..............................     1,125,609
   19,000  ReliaStar Financial Corporation.............................       826,500

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                            MARKET
 SHARES                        SECURITY DESCRIPTION                         VALUE
 ------                        --------------------                         ------
           COMMON STOCKS (CONTINUED)
           FINANCIAL SERVICES (CONTINUED)
   20,000  Robert Half International, Inc.(b)..........................  $    560,000
   16,000  Zions Bancorporation........................................     1,033,000
                                                                         ------------
                                                                           14,632,021
                                                                         ------------
           HEALTH CARE -- 8.2%
   30,000  Beckman Coulter, Inc........................................     1,432,500
   39,000  Biogen, Inc.(b).............................................     2,849,438
   40,000  Ivax Corporation(b).........................................       812,500
   18,000  Lincare Holdings, Inc.(b)...................................       510,750
   70,000  Mylan Laboratories, Inc.....................................     1,649,375
   54,000  Stryker Corporation.........................................     3,074,625
                                                                         ------------
                                                                           10,329,188
                                                                         ------------
           RESEARCH & DEVELOPMENT -- 1.5%
   26,000  Chiron Corporation(b).......................................       853,125
   30,000  Genzyme Corporation, General Division(b)....................     1,080,000
                                                                         ------------
                                                                            1,933,125
                                                                         ------------
           RESTAURANTS -- 1.8%
   78,750  Outback Steakhouse(b).......................................     1,855,547
   14,000  Starbucks Corporation(b)....................................       371,875
                                                                         ------------
                                                                            2,227,422
                                                                         ------------
           RETAIL -- 10.5%
  110,000  BJ's Wholesale Club, Inc.(b)................................     4,111,249
   46,000  Claire's Stores, Inc........................................       997,625
    9,000  Dollar Tree Stores, Inc.(b).................................       402,750
   34,800  Hannaford Brothers Company..................................     2,529,525
   11,000  Payless Shoesource, Inc.(b).................................       503,938
   50,000  Ross Stores, Inc............................................       959,375
   48,000  Tiffany & Company...........................................     3,720,000
                                                                         ------------
                                                                           13,224,462
                                                                         ------------
           SHELTER -- 2.1%
  149,218  Clayton Homes, Inc..........................................     1,520,159
   35,500  Leggett & Platt, Inc........................................       761,031
   10,000  Pentair, Inc................................................       371,250
                                                                         ------------
                                                                            2,652,440
                                                                         ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                            MARKET
 SHARES                        SECURITY DESCRIPTION                         VALUE
 ------                        --------------------                         ------
           COMMON STOCKS (CONTINUED)
           TECHNOLOGY -- 10.9%
   30,000  Altera Corporation(b).......................................  $  1,616,250
  130,000  American Power Conversion Corporation(b)....................     3,095,624
   76,500  Cadence Design Systems, Inc.(b).............................     1,357,875
   24,000  Intuit, Inc.(b).............................................     1,200,000
   28,000  Lexmark International Group, Inc.(b)........................     2,323,999
   26,000  Linear Technology Corporation...............................     1,847,625
   13,000  Litton Industries, Inc.(b)..................................       582,563
   21,000  Maxim Integrated Products, Inc.(b)..........................     1,686,563
                                                                         ------------
                                                                           13,710,499
                                                                         ------------
           TELECOMMUNICATIONS -- EQUIPMENT -- 0.2%
    6,000  Adtran, Inc.(b).............................................       234,000
                                                                         ------------
           TRANSPORTATION & SHIPPING -- 0.5%
   18,000  Alaska Air Group, Inc.(b)...................................       684,000
                                                                         ------------
           UTILITIES -- 10.0%
   38,700  Cleco Corporation...........................................     1,262,588
   61,000  Conectiv, Inc...............................................     1,075,125
   94,000  Energy East Corporation.....................................     2,209,000
   34,000  New England Electric System.................................     1,814,750
   64,000  Nisource, Inc...............................................     1,204,000
   50,000  Oklahoma Gas & Electric Company.............................     1,068,750
   46,000  Pinnacle West Capital.......................................     1,526,625
   67,000  Public Service Company of New Mexico........................     1,113,875
   45,000  Scana Corporation...........................................     1,220,625
                                                                         ------------
                                                                           12,495,338
                                                                         ------------
           TOTAL COMMON STOCKS.........................................   122,836,027
                                                                         ------------
           INVESTMENT COMPANIES -- 2.1%
2,685,997  AIM Treasury Money Market...................................     2,685,997
                                                                         ------------
           TOTAL INVESTMENT COMPANIES..................................     2,685,997
                                                                         ------------
           TOTAL INVESTMENTS (Cost $87,349,257) (a) -- 100.0%..........   125,522,024
           LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............       (33,628)
                                                                         ------------
           TOTAL NET ASSETS -- 100.0%..................................  $125,488,396
                                                                         ============

---------------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $42,847,536
            Unrealized depreciation............................   (4,674,769)
                                                                 -----------
            Net unrealized appreciation........................  $38,172,767
                                                                 ===========

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS -- 96.4%
             BUSINESS EQUIPMENT & SERVICES -- 14.2%
    10,000   ABM Industries, Inc.........................................  $    215,000
    20,000   ADVO, Inc.(b)...............................................       411,250
    15,000   American Management Systems(b)..............................       440,625
     4,000   Catalina Marketing Corporation(b)...........................       381,250
    10,000   CDI Corporation(b)..........................................       242,500
    15,000   Ciber, Inc.(b)..............................................       319,688
     4,000   Clarify, Inc.(b)............................................       372,813
    10,000   Consolidated Graphics, Inc.(b)..............................       224,375
    10,000   Insight Enterprises, Inc.(b)................................       335,625
    10,000   Interim Services, Inc.(b)...................................       184,375
    10,000   Jack Henry & Associates, Inc................................       395,625
    10,000   National Computer Systems, Inc..............................       383,750
    20,000   Paxar Corporation(b)........................................       170,000
    10,000   Prepaid Legal Services(b)...................................       238,750
    10,000   Profit Recovery Group International(b)......................       370,469
         0   Quebecor Printing, Inc......................................            11
     6,000   RSA Security, Inc.(b).......................................       223,500
     5,000   SEI Corporation.............................................       507,188
    10,000   Whittman-Hart, Inc.(b)......................................       614,374
    40,000   Zebra Technologies, Class A(b)..............................     2,414,999
                                                                           ------------
                                                                              8,446,167
                                                                           ------------
             CAPITAL GOODS -- 7.7%
    20,000   Applied Power, Inc..........................................       638,750
     5,000   C&D Technologies, Inc.......................................       195,625
    15,000   Florida Rock Industries.....................................       468,750
     6,000   Graco, Inc..................................................       197,625
    40,000   Manitowoc Company, Inc......................................     1,220,000
     8,000   Methode Electronics.........................................       216,000
    20,000   Regal-Beloit Corporation....................................       440,000
     5,000   Technitrol, Inc.............................................       214,375
    20,000   Texas Industries, Inc.......................................       725,000
     7,000   Vicor Corporation(b)........................................       226,625
                                                                           ------------
                                                                              4,542,750
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             CONSUMER DURABLES -- 2.8%
    20,000   A.O. Smith Corporation......................................  $    440,000
    10,000   Gentex Corporation(b).......................................       186,875
     4,000   Harman International Industries, Inc........................       206,000
     9,500   Polaris Industries, Inc.....................................       365,750
    50,000   TBC Corporation(b)..........................................       293,750
    10,000   Tower Automotive, Inc.(b)...................................       150,000
                                                                           ------------
                                                                              1,642,375
                                                                           ------------
             CONSUMER NON-DURABLE -- 6.7%
    15,000   Canandaigua Brands, Inc., Class A(b)........................       798,750
    30,000   Kellwood Company............................................       622,500
    50,000   Nautica Enterprises, Inc.(b)................................       656,250
     5,000   Russ Berrie & Company, Inc..................................       127,500
    15,000   Smithfield Foods, Inc.(b)...................................       384,375
    20,000   Timberland Company, Class A.................................       960,000
    40,000   Wolverine World Wide, Inc...................................       437,500
                                                                           ------------
                                                                              3,986,875
                                                                           ------------
             CONSUMER SERVICES -- 2.1%
    18,750   Marcus Corporation..........................................       239,063
    25,000   Prime Hospitality Corporation(b)............................       217,188
    20,000   Valassis Communications, Inc.(b)............................       787,499
                                                                           ------------
                                                                              1,243,750
                                                                           ------------
             ENERGY -- 2.7%
    10,000   HS Resources, Inc.(b).......................................       129,375
    20,000   Input/Output, Inc.(b).......................................       107,500
    10,000   Newfield Exploration Company(b).............................       258,125
    35,000   Oceaneering International, Inc.(b)..........................       455,000
    25,000   Offshore Logistics(b).......................................       246,875
    12,000   Tuboscope, Inc.(b)..........................................       171,000
    20,000   Vintage Petroleum, Inc......................................       213,750
                                                                           ------------
                                                                              1,581,625
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 11.2%
    25,000   Americredit Corporation(b)..................................  $    425,000
    13,000   Arthur J. Gallagher & Company...............................       708,499
    15,000   Commercial Federal Corporation..............................       272,813
    10,000   Cullen/Frost Bankers, Inc...................................       285,000
     6,000   Dain Rauscher Corporation...................................       292,125
     7,000   Eaton Vance Corporation.....................................       251,563
    40,000   Enhance Financial Services Corporation......................       685,000
    40,000   Fidelity National Financial.................................       602,500
    30,000   First American Financial Corporation........................       386,250
     8,240   Hudson United Bancorp.......................................       254,410
     5,000   Mutual Risk Management, Ltd.................................        76,563
    32,000   Radian Group, Inc...........................................     1,563,999
    15,000   Silicon Valley Bancshares(b)................................       552,188
     4,000   US Trust Corporation........................................       318,250
                                                                           ------------
                                                                              6,674,160
                                                                           ------------
             HEALTH CARE -- 9.3%
    40,000   Alpharma, Inc...............................................     1,279,999
    10,000   Datascope Corporation(b)....................................       370,938
    10,000   Express Scripts, Inc., Class A(b)...........................       507,500
     7,500   Jones Pharma, Inc...........................................       259,688
    70,000   Orthodontic Centers Of America, Inc.(b).....................       853,125
    25,000   Patterson Dental Company(b).................................     1,146,875
    10,000   Renal Care Group, Inc.(b)...................................       205,000
     5,000   Roberts Pharmaceutical Corporation(b).......................       161,563
    30,000   Sola International, Inc.(b).................................       427,500
    10,000   Universal Health Services(b)................................       329,375
                                                                           ------------
                                                                              5,541,563
                                                                           ------------
             RAW MATERIALS -- 3.9%
    12,000   Cambrex Corporation.........................................       378,000
    10,000   Chemed Corporation..........................................       260,000
     6,000   Macdermid, Inc..............................................       228,375
    30,000   Mueller Industries, Inc.(b).................................     1,080,000
    25,000   Quaker Chemical Corporation.................................       390,625
                                                                           ------------
                                                                              2,337,000
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             RETAIL -- 6.5%
     6,000   Anntaylor Stores Corporation(b).............................  $    259,125
    10,000   Applebee's International, Inc...............................       301,250
    45,000   Cato Corporation............................................       590,625
    25,000   Jack In the Box, Inc.(b)....................................       526,563
    20,000   Landry's Seafood Restaurants, Inc.(b).......................       176,250
     7,000   Linen 'n Things, Inc.(b)....................................       236,250
    22,500   Men's Wearhouse(b)..........................................       579,375
    10,000   Ruby Tuesday, Inc...........................................       201,250
    20,000   Shopko Stores, Inc.(b)......................................       453,750
    10,000   Zale Corporation(b).........................................       506,250
                                                                           ------------
                                                                              3,830,688
                                                                           ------------
             SHELTER -- 2.6%
    35,000   D. R. Horton, Inc...........................................       481,250
    11,250   Ethan Allen Interiors, Inc..................................       374,063
    10,000   La-Z-Boy, Inc...............................................       180,000
    35,000   MDC Holdings, Inc...........................................       522,812
                                                                           ------------
                                                                              1,558,125
                                                                           ------------
             TECHNOLOGY -- 19.5%
     8,000   Alliant Techsystems, Inc.(b)................................       439,500
     5,000   Black Box Corporation(b)....................................       297,500
     8,000   Burr-Brown Corporation(b)...................................       354,500
    20,000   C-Cube Microsystems, Inc.(b)................................       895,313
    25,000   Cable Design Technologies Corporation(b)....................       598,438
    15,000   Commscope, Inc.(b)..........................................       631,875
    30,000   CTS Corporation.............................................     2,405,624
    10,000   Dallas Semi-Conductors......................................       576,875
     3,000   Dionex Corporation(b).......................................       116,625
    10,000   Kronos, Inc.(b).............................................       518,750
    10,000   Lattice Semiconductor Corporation(b)........................       447,500
     6,000   Macromedia, Inc.(b).........................................       394,500
     6,000   Mercury Interactive Corporation(b)..........................       498,750
     8,000   Micrel, Inc.(b).............................................       394,000
     3,000   Micros Systems, Inc.(b).....................................       151,688
     5,000   Plantronics, Inc.(b)........................................       315,000
    40,000   Plexus Corporation(b).......................................     1,574,999
     6,000   Progress Software Corporation(b)............................       239,250
     5,000   Remedy Corporation(b).......................................       174,375
    10,000   Xircom, Inc.(b).............................................       525,000
                                                                           ------------
                                                                             11,550,062
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1999
(Unaudited)

                                                                              MARKET
  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         ------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION & SHIPPING -- 3.0%
    35,000   Arkansas Best Corporation(b)................................  $    437,500
    12,500   M.S. Carriers, Inc.(b)......................................       328,125
    25,000   U.S. Freightways Corporation................................     1,043,750
                                                                           ------------
                                                                              1,809,375
                                                                           ------------
             UTILITIES -- 4.2%
    11,000   Central Hudson Gas & Electric Corporation...................       367,813
     5,400   Connecticut Energy Corporation..............................       212,963
    15,000   Eastern Utilities Association...............................       455,625
    20,000   Energen Corporation.........................................       385,000
    11,500   Piedmont Natural Gas Company, Inc...........................       365,125
    10,000   Talk.com, Inc.(b)...........................................       168,750
    12,500   TNP Enterprises, Inc........................................       510,155
                                                                           ------------
                                                                              2,465,431
                                                                           ------------
             TOTAL COMMON STOCKS.........................................    57,209,946
                                                                           ------------
             INVESTMENT COMPANIES -- 3.6%
 2,135,051   AIM Treasury Money Market...................................     2,135,051
                                                                           ------------
             TOTAL INVESTMENT COMPANIES..................................     2,135,051
                                                                           ------------
             TOTAL INVESTMENTS (Cost $57,184,297) (a) -- 100.0%..........    59,344,997
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%...............        19,839
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $ 59,364,836
                                                                           ============

---------------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $10,122,437
            Unrealized depreciation............................   (7,961,737)
                                                                 -----------
            Net unrealized appreciation........................  $ 2,160,700
                                                                 ===========

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 1999
(Unaudited)

                                                                 MONEY         SHORT TERM      INTERMEDIATE
                                                                 MARKET        GOVERNMENT     TERM GOVERNMENT
                                                                  FUND        INCOME FUND       INCOME FUND
                                                              ------------    ------------    ---------------
ASSETS
  Investments in securities, at value (cost $479,300,966,
    $114,895,340 and $164,495,480, respectively)............  $479,300,966    $113,329,938     $158,878,193
  Repurchase agreements, at amortized cost..................    36,900,000              --               --
  Dividends and interest receivable.........................     2,421,514         758,121        2,369,946
  Receivable for Fund shares sold...........................         2,649          11,842            5,999
                                                              ------------    ------------     ------------
      Total Assets..........................................   518,625,129     114,099,901      161,254,138
                                                              ------------    ------------     ------------
LIABILITIES
  Dividends payable.........................................     2,168,854         491,633          717,889
  Payable for Fund shares redeemed..........................            --              --            8,102
  Advisory fees payable.....................................        85,044          37,451           59,944
  Administrative services fees payable......................         8,930           4,195            5,948
  Distribution fees payable (Class A & B)...................        18,780           1,098            1,562
  Custodian fees payable....................................        17,009           3,745            5,328
  Other accrued expenses....................................        53,953           1,218           22,021
                                                              ------------    ------------     ------------
      Total Liabilities.....................................     2,352,570         539,340          820,794
                                                              ------------    ------------     ------------
        NET ASSETS..........................................  $516,272,559    $113,560,561     $160,433,344
                                                              ============    ============     ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value...............  $    516,274    $     11,692     $     16,434
  Additional paid-in capital................................   515,767,457     117,415,575      171,073,276
  Accumulated undistributed (distributions in excess of) net
    investment income/(loss)................................         5,829         (18,809)         (47,106)
  Accumulated net realized loss on investments..............       (17,001)     (2,282,495)      (4,991,973)
  Net unrealized depreciation from investments..............            --      (1,565,402)      (5,617,287)
                                                              ------------    ------------     ------------
      Total Net Assets......................................  $516,272,559    $113,560,561     $160,433,344
                                                              ============    ============     ============
SHARES OF BENEFICIAL INTEREST
  INSTITUTIONAL CLASS:
    Net Assets..............................................  $427,053,084    $108,234,615     $153,182,018
    Shares of beneficial interest outstanding...............   427,052,428      11,143,954       15,690,196
                                                              ============    ============     ============
    Net Asset Value, offering and redemption price per
      share.................................................  $       1.00    $       9.71     $       9.76
                                                              ============    ============     ============
  CLASS A:
    Net Assets..............................................  $ 88,277,850    $  5,325,946     $  7,156,768
    Shares of beneficial interest outstanding...............    88,279,945         548,532          733,687
                                                              ============    ============     ============
    Net Asset Value, offering and redemption price per
      share.................................................  $       1.00    $       9.71     $       9.76
                                                              ============    ============     ============
    Maximum sales charge....................................            --            3.00%            5.25%
                                                              ============    ============     ============
    Maximum offering price (100%/(100%-maximum sales charge)
      of net asset value adjusted to the nearest cent) per
      share.................................................  $       1.00    $      10.01     $      10.30
                                                              ============    ============     ============
  CLASS B:
    Net Assets..............................................  $    941,625                     $     94,558
    Shares of beneficial interest outstanding...............       941,626                            9,691
                                                              ============                     ============
    Net Asset Value, offering and redemption price per share
      *.....................................................  $       1.00                     $       9.76
                                                              ============                     ============

---------------

* Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 1999
(Unaudited)

                                                             LARGE CAP        MID CAP        SMALL CAP
                                                            EQUITY FUND     EQUITY FUND     EQUITY FUND
                                                            ------------    ------------    -----------
ASSETS
  Investments in securities, at value (cost $159,475,509,
    $87,349,257 and $57,184,297, respectively)............  $369,918,543    $125,522,024    $59,344,997
  Receivable for investments sold.........................       689,458              --             --
  Dividends and interest receivable.......................       588,881          79,796         32,676
  Receivable for Fund shares sold.........................        75,137          28,870         13,723
  Deferred organization costs.............................            --              --          5,302
                                                            ------------    ------------    -----------
      Total Assets........................................   371,272,019     125,630,690     59,396,698
                                                            ------------    ------------    -----------
LIABILITIES
  Dividends payable.......................................       245,797              --             --
  Payable for Fund shares redeemed........................        88,991          46,593         14,278
  Payable for securities purchased........................       438,213              --             --
  Advisory fees payable...................................       182,079          77,712          8,766
  Administrative services fees payable....................        13,872           4,709          2,205
  Distribution fees payable (Class A & B).................        16,777           4,327          1,084
  Custodian fees payable..................................        12,139           4,145          1,953
  Other accrued expenses..................................        17,396           4,808          3,576
                                                            ------------    ------------    -----------
      Total Liabilities...................................     1,015,264         142,294         31,862
                                                            ------------    ------------    -----------
         NET ASSETS.......................................  $370,256,755    $125,488,396    $59,364,836
                                                            ============    ============    ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value.............  $     12,436    $      6,283    $     7,174
  Additional paid-in capital..............................   150,142,514      65,811,295     69,154,194
  Accumulated undistributed (distributions in excess of)
    net investment income/(loss)..........................        (2,561)        (38,622)       (96,016)
  Accumulated undistributed net realized gain/(loss) on
    investments...........................................     9,661,332      21,536,673    (11,861,216)
  Net unrealized appreciation from investments............   210,443,034      38,172,767      2,160,700
                                                            ------------    ------------    -----------
      Total Net Assets....................................  $370,256,755    $125,488,396    $59,364,836
                                                            ============    ============    ===========
SHARES OF BENEFICIAL INTEREST
  INSTITUTIONAL CLASS:
    Net Assets............................................  $303,735,573    $105,215,967    $54,255,039
    Shares of beneficial interest outstanding.............    10,199,303       5,266,474      6,553,003
                                                            ============    ============    ===========
    Net Asset Value, offering and redemption price per
      share...............................................  $      29.78    $      19.98    $      8.28
                                                            ============    ============    ===========
  CLASS A:
    Net Assets............................................  $ 61,217,383    $ 20,010,139    $ 5,047,215
    Shares of beneficial interest outstanding.............     2,057,414       1,003,370        613,283
                                                            ============    ============    ===========
    Net Asset Value, offering and redemption price per
      share...............................................  $      29.76    $      19.94    $      8.23
                                                            ============    ============    ===========
    Maximum sales charge..................................          5.25%           5.25%          5.25%
                                                            ============    ============    ===========
    Maximum offering price (100%/(100%-maximum sales
      charge) of net asset value adjusted to the nearest
      cent) per share.....................................  $      31.41    $      21.04    $      8.69
                                                            ============    ============    ===========
  CLASS B:
    Net Assets............................................  $  5,303,799    $    262,290    $    62,582
    Shares of beneficial interest outstanding.............       179,156          13,274          7,661
                                                            ============    ============    ===========
    Net Asset Value, offering and redemption price per
      share *.............................................  $      29.60    $      19.76    $      8.17
                                                            ============    ============    ===========

---------------

* Redemption price per Class B shares varies based on length of time shares are held.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the Six Months Ended November 30, 1999
(Unaudited)

                                               MONEY      SHORT TERM     INTERMEDIATE
                                              MARKET      GOVERNMENT    TERM GOVERNMENT    LARGE CAP      MID CAP      SMALL CAP
                                               FUND       INCOME FUND     INCOME FUND     EQUITY FUND   EQUITY FUND   EQUITY FUND
                                            -----------   -----------   ---------------   -----------   -----------   -----------
INVESTMENT INCOME:
 Interest.................................  $13,082,433   $3,320,266      $4,917,661      $   103,173   $       --    $       --
 Dividends................................       10,544       16,716          19,830        2,366,678      715,865       288,570
                                            -----------   ----------      ----------      -----------   ----------    ----------
 Total Investment Income..................   13,092,977    3,336,982       4,937,491        2,469,851      715,865       288,570
                                            -----------   ----------      ----------      -----------   ----------    ----------
EXPENSES:
 Advisory fees............................      746,799      232,356         405,966        1,081,068      465,657       303,963
 Administrative services fees.............      373,403       87,134         121,791          270,269       93,132        45,595
 Distribution fees (Class A)..............      117,478        6,862           9,406           75,563       24,928         6,497
 Distribution fees (Class B)..............        2,621           --             484           21,836          995           297
 Custodian fees...........................       99,574       23,236          32,477           72,072       24,835        12,159
 Audit and legal fees.....................       24,754        8,505          14,932           18,482       10,507         8,777
 Fund accounting fees.....................       12,161       12,072          24,952           13,041       15,929        19,575
 Transfer agency fees.....................       24,215       10,854          21,088           40,987       32,973        18,644
 Organization expenses....................          497           --              --               --           --         1,098
 Trustees' fees...........................        8,892        2,093           4,180            6,249        2,602         1,553
 Other expenses...........................       29,074        5,787          11,776           20,199       12,610         6,490
                                            -----------   ----------      ----------      -----------   ----------    ----------
   Total Expenses.........................    1,439,468      388,899         647,052        1,619,766      684,168       424,648
   Less: Expenses waived by Advisor and/or
     Administrator........................     (488,551)          --         (40,596)              --           --       (40,062)
                                            -----------   ----------      ----------      -----------   ----------    ----------
   Total Net Expenses.....................      950,917      388,899         606,456        1,619,766      684,168       384,586
                                            -----------   ----------      ----------      -----------   ----------    ----------
 NET INVESTMENT INCOME/(LOSS).............   12,142,060    2,948,083       4,331,035          850,085       31,697       (96,016)
                                            -----------   ----------      ----------      -----------   ----------    ----------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
 Net realized gain/(loss) on
   investments............................         (400)    (220,546)       (488,047)       1,128,159   12,249,965    (6,374,062)
 Net change in unrealized
   appreciation/(depreciation) on
   investments............................           --     (698,847)     (4,345,688)      18,894,567   (3,337,603)    7,661,895
                                            -----------   ----------      ----------      -----------   ----------    ----------
 Net realized/unrealized gain/(loss) on
   investments............................         (400)    (919,393)     (4,833,735)      20,022,726    8,912,362     1,287,833
                                            -----------   ----------      ----------      -----------   ----------    ----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................  $12,141,660   $2,028,690      $ (502,700)     $20,872,811   $8,944,059    $1,191,817
                                            ===========   ==========      ==========      ===========   ==========    ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets
(Unaudited)

                                                                               SHORT TERM GOVERNMENT
                                             MONEY MARKET FUND                      INCOME FUND
                                     ----------------------------------   --------------------------------
                                     SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                       NOVEMBER 30,         MAY 31,         NOVEMBER 30,        MAY 31,
                                           1999              1999               1999             1999
                                     ----------------     ----------      ----------------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.............  $    12,142,060    $    23,539,572    $   2,948,083     $   6,201,064
 Net realized gain/(loss) on
   investments.....................             (400)               368         (220,545)          622,218
 Net change in unrealized
   appreciation/(depreciation) on
   investments.....................               --                 --         (698,847)       (1,353,286)
                                     ---------------    ---------------    -------------     -------------
 Net increase in net assets
   resulting from operations.......       12,141,660         23,539,940        2,028,691         5,469,996
                                     ---------------    ---------------    -------------     -------------
Distributions to shareholders from:
 Net investment income
   Institutional Class.............       (9,938,030)       (19,023,056)      (2,815,321)       (5,931,094)
   Class A.........................       (2,193,436)        (4,515,204)        (132,762)         (269,970)
   Class B *.......................          (10,594)            (1,312)              --                --
                                     ---------------    ---------------    -------------     -------------
                                         (12,142,060)       (23,539,572)      (2,948,083)       (6,201,064)
                                     ---------------    ---------------    -------------     -------------
   Net decrease in net assets
     resulting from
     distributions.................      (12,142,060)       (23,539,572)      (2,948,083)       (6,201,064)
                                     ---------------    ---------------    -------------     -------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class.............      360,735,133        860,491,305        4,438,780        22,521,460
   Class A.........................       54,863,338        207,215,008          589,213        10,022,861
   Class B *.......................        1,166,663            242,396               --                --
                                     ---------------    ---------------    -------------     -------------
                                         416,765,134      1,067,948,709        5,027,993        32,544,321
                                     ---------------    ---------------    -------------     -------------
 Proceeds from reinvestment of
   distributions
   Institutional Class.............          101,168            141,718        1,742,331         4,137,050
   Class A.........................        2,145,114          4,404,063          113,631           207,150
   Class B *.......................            6,456                563               --                --
                                     ---------------    ---------------    -------------     -------------
                                           2,252,738          4,546,344        1,855,962         4,344,200
                                     ---------------    ---------------    -------------     -------------
 Cost of shares redeemed
   Institutional Class.............     (315,960,463)      (827,479,603)     (10,215,135)      (33,038,180)
   Class A.........................      (63,077,661)      (191,066,323)        (929,749)       (7,761,979)
   Class B *.......................         (429,873)           (44,578)              --                --
                                     ---------------    ---------------    -------------     -------------
                                        (379,467,997)    (1,018,590,504)     (11,144,884)      (40,800,159)
                                     ---------------    ---------------    -------------     -------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transactions...........       39,549,875         53,904,549       (4,260,929)       (3,911,638)
                                     ---------------    ---------------    -------------     -------------
Total increase/(decrease) in net
 assets............................       39,549,475         53,904,917       (5,180,321)       (4,642,706)
NET ASSETS:
 Beginning of period...............      476,723,084        422,818,167      118,740,883       123,383,589
                                     ---------------    ---------------    -------------     -------------
 End of period.....................  $   516,272,559    $   476,723,084    $ 113,560,562     $ 118,740,883
                                     ===============    ===============    =============     =============

                                      INTERMEDIATE TERM GOVERNMENT
                                               INCOME FUND
                                     -------------------------------
                                     SIX MONTHS ENDED    YEAR ENDED
                                       NOVEMBER 30,       MAY 31,
                                           1999             1999
                                     ----------------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.............    $  4,331,035     $  6,957,424
 Net realized gain/(loss) on
   investments.....................        (488,047)          (8,702)
 Net change in unrealized
   appreciation/(depreciation) on
   investments.....................      (4,345,688)      (5,136,917)
                                       ------------     ------------
 Net increase in net assets
   resulting from operations.......        (502,700)       1,811,805
                                       ------------     ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class.............      (4,137,365)      (6,601,612)
   Class A.........................        (191,567)        (354,297)
   Class B *.......................          (2,103)          (1,497)
                                       ------------     ------------
                                         (4,331,035)      (6,957,406)
                                       ------------     ------------
   Net decrease in net assets
     resulting from
     distributions.................      (4,331,035)      (6,957,406)
                                       ------------     ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class.............       9,119,873       69,320,815
   Class A.........................         798,535       10,741,856
   Class B *.......................          10,000          103,713
                                       ------------     ------------
                                          9,928,408       80,166,384
                                       ------------     ------------
 Proceeds from reinvestment of
   distributions
   Institutional Class.............       2,536,442        4,361,842
   Class A.........................         178,490          301,726
   Class B *.......................           1,671              961
                                       ------------     ------------
                                          2,716,603        4,664,529
                                       ------------     ------------
 Cost of shares redeemed
   Institutional Class.............      (8,784,000)     (32,678,463)
   Class A.........................      (1,814,804)      (6,479,606)
   Class B *.......................          (9,010)          (5,845)
                                       ------------     ------------
                                        (10,607,814)     (39,163,914)
                                       ------------     ------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transactions...........       2,037,197       45,666,999
                                       ------------     ------------
Total increase/(decrease) in net
 assets............................      (2,796,538)      40,521,398
NET ASSETS:
 Beginning of period...............     163,229,882      122,708,484
                                       ------------     ------------
 End of period.....................    $160,433,344     $163,229,882
                                       ============     ============

---------------
* Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets
(Unaudited)

                                 LARGE CAP EQUITY FUND               MID CAP EQUITY FUND               SMALL CAP EQUITY FUND
                            --------------------------------   --------------------------------   -------------------------------
                            SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                              NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,
                                  1999             1999              1999             1999              1999             1999
                            ----------------    ----------     ----------------    ----------     ----------------    ----------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income....   $     850,085     $   1,731,703    $      31,697     $     494,152     $    (96,016)    $   (232,031)
 Net realized gain/(loss)
   on investments.........       1,128,159         8,542,654       12,249,965        13,880,187       (6,374,062)      (5,487,155)
 Net change in unrealized
   appreciation/(depreciation)
   on investments.........      18,894,567        41,686,819       (3,337,603)      (20,334,170)       7,661,895       (6,102,658)
                             -------------     -------------    -------------     -------------     ------------     ------------
   Net increase in net
     assets resulting from
     operations...........      20,872,811        51,961,176        8,944,059        (5,959,831)       1,191,817      (11,821,844)
                             -------------     -------------    -------------     -------------     ------------     ------------
Distributions to
 shareholders from:
 Net investment income
   Institutional Class....        (744,862)       (1,525,133)         (58,553)         (463,652)              --               --
   Class A................         (87,338)         (194,139)          (2,044)          (30,473)              --               --
   Class B *..............              --            (2,462)              --               (27)              --               --
                             -------------     -------------    -------------     -------------     ------------     ------------
                                  (832,200)       (1,721,734)         (60,597)         (494,152)              --               --
                             -------------     -------------    -------------     -------------     ------------     ------------
 In excess of net
   investment income
   Institutional Class....              --                --               --            (3,514)              --               --
   Class A................              --                --               --              (231)              --               --
                             -------------     -------------    -------------     -------------     ------------     ------------
                                        --                --               --            (3,745)              --               --
                             -------------     -------------    -------------     -------------     ------------     ------------
 Net realized gain on
   investments
   Institutional Class....              --       (10,852,696)              --        (9,135,108)              --         (557,755)
   Class A................              --        (2,102,671)              --        (1,263,784)              --          (47,284)
   Class B *..............              --           (15,605)              --            (5,866)              --             (361)
                             -------------     -------------    -------------     -------------     ------------     ------------
                                        --       (12,970,972)              --       (10,404,758)              --         (605,400)
                             -------------     -------------    -------------     -------------     ------------     ------------
   Net decrease in net
     assets resulting from
     distributions........        (832,200)      (14,692,706)         (60,597)      (10,902,655)              --         (605,400)
                             -------------     -------------    -------------     -------------     ------------     ------------
Shares of beneficial
 interest:
 Proceeds from shares
   issued
   Institutional Class....      25,197,595        70,031,838       15,630,568        82,245,888        8,515,037       21,706,370
   Class A................       4,824,910        27,845,438        1,716,205        18,693,226          812,326        7,569,762
   Class B *..............       2,401,536         3,050,623          131,267           158,259           17,226           51,475
                             -------------     -------------    -------------     -------------     ------------     ------------
                                32,424,041       100,927,899       17,478,040       101,097,373        9,344,589       29,327,607
                             -------------     -------------    -------------     -------------     ------------     ------------
 Proceeds from
   reinvestment of
   dividends Institutional
   Class..................         653,899         8,754,787           39,542         7,681,184               --          477,076
   Class A................         131,198         2,229,016            2,007         1,282,375               --           46,954
   Class B *..............           2,289            15,628               --             5,893               --              361
                             -------------     -------------    -------------     -------------     ------------     ------------
                                   787,386        10,999,431           41,549         8,969,452               --          524,391
                             -------------     -------------    -------------     -------------     ------------     ------------
 Cost of shares redeemed
   Institutional Class....     (27,410,011)      (81,091,911)     (24,249,645)     (137,448,633)     (10,077,902)     (17,955,879)
   Class A................      (6,122,229)      (18,192,026)      (3,519,382)      (16,263,214)        (931,472)      (4,780,863)
   Class B *..............        (287,215)         (147,366)         (23,048)          (29,048)          (2,671)          (1,781)
                             -------------     -------------    -------------     -------------     ------------     ------------
                               (33,819,455)      (99,431,303)     (27,792,075)     (153,740,895)     (11,012,045)     (22,738,523)
                             -------------     -------------    -------------     -------------     ------------     ------------
 Net increase/(decrease)
   in net assets from
   shares of beneficial
   interest transactions..        (608,028)       12,496,027      (10,272,486)      (43,674,070)      (1,667,456)       7,113,475
                             -------------     -------------    -------------     -------------     ------------     ------------
Total increase/(decrease)
 in net assets............      19,432,583        49,764,497       (1,389,024)      (60,536,556)        (475,639)      (5,313,769)
NET ASSETS:
 Beginning of period......     350,824,172       301,059,675      126,877,420       187,413,976       59,840,475       65,154,244
                             -------------     -------------    -------------     -------------     ------------     ------------
 End of period............   $ 370,256,755     $ 350,824,172    $ 125,488,396     $ 126,877,420     $ 59,364,836     $ 59,840,475
                             =============     =============    =============     =============     ============     ============

---------------
 * Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 1999 (Unaudited)

     1. Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The U.S. Treasury Money Market Fund, The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund (formerly, the Mid Cap Growth Fund), and The Small Cap Equity Fund (formerly, the Small Cap Fund), collectively (the "Funds"), or individually (the "Fund"), each, with three classes of shares, the Institutional Class, Class A (formerly, Consumer Service Class), and Class B, except for The Short Term Government Income Fund which offers the Institutional Class and Class A shares only. The classes differ primarily with respect to the level of Distribution Fees borne by each share class. In addition, certain redemptions of Class B shares are subject to contingent deferred sales charges in accordance with the Fund's prospectus. Currently, six of the portfolios are active and one, The U.S. Treasury Money Market Fund, has not yet commenced operations.

     The Funds' investment objectives are as follows:

        The Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

        The Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

        The Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

        The Large Cap Equity Fund -- long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalization exceeding $1 billion at the time of purchase.

        The Mid Cap Equity Fund -- to achieve growth of capital by attempting to outperform the S&P MidCap Index.

        The Small Cap Equity Fund -- long-term capital appreciation by investing in smaller-capitalized common stocks.

     2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

          Security Valuation. Securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. The Money Market Fund values its securities at amortized cost, which approximates market value. Securities for which no market quotation is readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

          Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1999 (Unaudited)

          Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral be marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Determination of Net Asset Value and Calculation of
     Expenses. Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds. Investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. In addition, distribution expenses that are attributable to a specific class are charged only to that class.

          Dividends and Distributions. The Money Market, The Short Term Government Income and The Intermediate Term Government Income Funds declare dividends daily and pay those dividends monthly. The Large Cap Equity, The Mid Cap Equity and The Small Cap Equity Funds declare and pay dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

          Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

          Federal Income Taxes. It is the policy of each Fund to qualify or continue as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes

          Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations.

     3. Advisory and Custodian Agreements. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund,

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1999 (Unaudited)

0.40%; Intermediate Term Government Income Fund, 0.50%; Large Cap Equity Fund, 0.60%; Mid Cap Equity Fund, 0.75% and Small Cap Equity Fund, 1.00%.

     For the six months ended November 30, 1999, Trustmark waived advisory fees of $289,403, $40,596 and $40,062 for the Money Market Fund, Intermediate Term Government Income Fund and Small Cap Equity Fund, respectively.

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the annual rate of 0.04%. For the six months ended November 30, 1999, Trustmark earned the custody fees shown in the statement of operations.

     4. Administration, Distribution, Fund Accounting and Transfer Agency Agreements. BISYS Fund Services ("BISYS LP"), a wholly-owned subsidiary of The BISYS Group, Inc., is an Ohio limited partnership. BISYS LP, with whom certain officers and trustees of the Funds are affiliated, serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. For the six months ended November 30, 1999, BISYS LP waived administrator fees of $199,148 for the Money Market Fund.

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Class A and Class B Shares, pay fees to Performance Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc., up to an annual rate of 0.35% and 1.00% of the respective average daily net assets attributable to such shares for costs and expenses of the Distributor in connection with the distribution of the Class A and Class B shares. No such fees will be paid by the Institutional Class. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares.

     For the six months ended November 30, 1999, BISYS received $266,967 from commissions earned on sales of the Performance Funds of which $263,365 was re-allowed to Trustmark Financial Services, Performance Funds Distributor, Trustmark National Bank and BISYS Fund Services (affiliated broker/dealers).

     For the six months ended November 30, 1999, the fees incurred amounted to 0.25% and 1.00% of the average daily net assets of each Fund's Class A and Class B respectively.

     BISYS Fund Services, Inc. serves the Trust as fund accountant. Under the current terms, effective on October 1, 1998, of the fund accounting agreement, BISYS LP is entitled to receive an annual fee of $30,000 per fund plus $5,000 per additional class and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

     BISYS Fund Services, Inc. serves the Trust as transfer agent. Under the current terms, effective on October 1, 1998, of the transfer agency agreement, BISYS LP is entitled to receive an annual fee of $15.00 per account plus $7,000 per class per fund and is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1999 (Unaudited)

     5. Security Purchases and Sales. Purchases and sales of securities for the six months ended November 30, 1999, other than short term securities, were as follows:

                                                             PURCHASES        SALES
                                                            -----------    -----------
The Short Term Government Income Fund.....................  $17,708,752    $21,905,269
The Intermediate Term Government Income Fund..............   24,983,415     23,208,538
The Large Cap Equity Fund.................................   11,413,243      4,210,501
The Mid Cap Equity Fund...................................   22,942,514     32,330,140
The Small Cap Equity Fund.................................   18,350,650     20,651,518

     6. Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                                                  SHORT TERM GOVERNMENT
                                                MONEY MARKET FUND                      INCOME FUND
                                         --------------------------------    --------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                           NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                               1999              1999              1999              1999
CAPITAL SHARE TRANSACTIONS               ----------------    ------------    ----------------    ------------
INSTITUTIONAL CLASS
Shares sold............................     360,735,133       860,491,305          455,174         2,276,708
Shares issued in reinvestment of
  distributions........................         101,168           141,718          178,579           417,987
                                           ------------      ------------       ----------        ----------
                                            360,836,301       860,633,023          633,753         2,694,695
Shares redeemed........................    (315,960,463)     (827,479,603)      (1,047,402)       (3,343,447)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......      44,875,838        33,153,420         (413,649)         (648,752)
                                           ============      ============       ==========        ==========
CLASS A
Shares sold............................      54,863,339       207,215,008           60,519         1,013,580
Shares issued in reinvestment of
  distributions........................       2,145,114         4,404,063           11,649            20,931
                                           ------------      ------------       ----------        ----------
                                             57,008,453       211,619,071           72,168         1,034,511
Shares redeemed........................     (63,077,661)     (191,066,323)         (95,388)         (785,701)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......      (6,069,208)       20,552,748          (23,220)          248,810
                                           ============      ============       ==========        ==========
CLASS B*
Shares sold............................       1,166,663           242,396
Shares issued in reinvestment of
  distributions........................           6,455               563
                                           ------------      ------------
                                              1,173,118           242,959
Shares redeemed........................        (429,873)          (44,578)
                                           ------------      ------------
Net increase (decrease) in shares......         743,245           198,381
                                           ============      ============

---------------
 * Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1999 (Unaudited)

                                                INTERMEDIATE TERM
                                              GOVERNMENT INCOME FUND              LARGE CAP EQUITY FUND
                                         --------------------------------    --------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                           NOVEMBER 30,        MAY 31,          NOVEMBER,          MAY 31,
                                               1999              1999              1999              1999
CAPITAL SHARE TRANSACTIONS               ----------------    ------------    ----------------    ------------
INSTITUTIONAL CLASS
Shares sold............................         920,614         6,641,753          875,297         2,599,703
Shares issued in reinvestment of
  distributions........................         256,123           417,298           23,044           337,983
                                           ------------      ------------       ----------        ----------
                                              1,176,737         7,059,051          898,341         2,937,686
Shares redeemed........................        (889,677)       (3,134,893)        (947,702)       (3,082,063)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......         287,060         3,924,158          (49,361)         (144,377)
                                           ============      ============       ==========        ==========
CLASS A
Shares sold............................          81,216         1,029,738          168,042         1,045,212
Shares issued in reinvestment of
  distributions........................          18,034            28,909            4,639            86,013
                                           ------------      ------------       ----------        ----------
                                                 99,250         1,058,647          172,681         1,131,225
Shares redeemed........................        (183,462)         (624,348)        (212,073)         (695,145)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......         (84,212)          434,299          (39,392)          436,080
                                           ============      ============       ==========        ==========
CLASS B*
Shares sold............................           1,015             9,889           83,236           110,466
Shares issued in reinvestment of
  distributions........................             169                93               82               602
                                           ------------      ------------       ----------        ----------
                                                  1,184             9,982           83,318           111,068
Shares redeemed........................            (916)             (558)         (10,124)           (5,106)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......             268             9,424           73,194           105,962
                                           ============      ============       ==========        ==========

                                               MID CAP EQUITY FUND                  SMALL EQUITY FUND
                                         --------------------------------    --------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                           NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                               1999              1999              1999              1999
                                         ----------------    ------------    ----------------    ------------
INSTITUTIONAL CLASS
Shares sold............................         827,924         4,603,263        1,025,831         2,604,408
Shares issued in reinvestment of
  distributions........................           2,071           434,567               --            56,259
                                           ------------      ------------       ----------        ----------
                                                829,995         5,037,830        1,025,831         2,660,667
Shares redeemed........................      (1,276,667)       (7,686,447)      (1,206,418)       (2,119,428)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......        (446,672)       (2,648,617)        (180,587)          541,239
                                           ============      ============       ==========        ==========
CLASS A
Shares sold............................          91,344           978,170           96,800           821,201
Shares issued in reinvestment of
  distributions........................             106            72,599               --             5,557
                                           ------------      ------------       ----------        ----------
                                                 91,450         1,050,769           96,800           826,758
Shares redeemed........................        (185,738)         (913,182)        (110,459)         (573,601)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......         (94,288)          137,587          (13,659)          253,157
                                           ============      ============       ==========        ==========
CLASS B*
Shares sold............................           7,049             8,674            2,092             6,054
Shares issued in reinvestment of
  distributions........................              --               334               --                43
                                           ------------      ------------       ----------        ----------
                                                  7,049             9,008            2,092             6,097
Shares redeemed........................          (1,247)           (1,536)            (326)             (201)
                                           ------------      ------------       ----------        ----------
Net increase (decrease) in shares......           5,802             7,472            1,766             5,896
                                           ============      ============       ==========        ==========

---------------
 * Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1999 (Unaudited)

     7. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, The Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                  -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................        $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                        ---------            ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income.............        0.025              0.05           0.05           0.05           0.05           0.05
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............       (0.025)            (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                        ---------            ------         ------         ------         ------         ------
                                        ---------            ------         ------         ------         ------         ------
Total Return........................         2.49%***          5.05%          5.43%          5.34%          5.60%          5.27%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................     $427,053          $382,178       $349,024       $320,732       $366,966       $324,942
  Net investment income before
    waivers/reimbursements..........         4.72%**           4.68%          5.07%          4.94%          5.12%          4.91%
  Net investment income net of
    waivers/reimbursements..........         4.92%**           4.92%          5.31%          5.20%          5.42%          5.27%
  Expenses before
    waivers/reimbursements..........         0.53%**           0.59%          0.57%          0.51%          0.54%          0.59%
  Expenses net of
    waivers/reimbursements..........         0.33%**           0.35%          0.33%          0.25%          0.24%          0.23%

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(A)                           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................        $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                        ---------            ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income.............        0.023              0.05           0.05           0.04           0.05           0.05
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............       (0.023)            (0.05)         (0.05)         (0.04)         (0.05)         (0.05)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                        ---------            ------         ------         ------         ------         ------
                                        ---------            ------         ------         ------         ------         ------
Total Return........................         2.36%***          4.79%          5.18%          5.07%          5.33%          5.02%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................      $88,278           $94,347        $73,794        $92,220        $25,216         $3,564
  Net investment income before
    waivers/reimbursements..........         4.46%**           4.43%          4.82%          5.13%          4.87%          4.66%
  Net investment income net of
    waivers/reimbursements..........         4.66%**           4.67%          5.06%          5.23%          5.17%          5.02%
  Expenses before
    waivers/reimbursements..........         0.78%**           0.84%          0.82%          0.48%          0.79%          0.84%
  Expenses net of
    waivers/reimbursements..........         0.58%**           0.60%          0.58%          0.38%          0.49%          0.48%

---------------
(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares.

 ** Annualized.

*** Not Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR
                                     NOVEMBER 30, 1999      ENDED
                                        (UNAUDITED)      MAY 31, 1999
CLASS B*                             -----------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................        $1.00             $1.00
                                        ---------            ------
Income from investment operations:
  Net investment income.............        0.019              0.02
                                        ---------            ------
Distributions to shareholders from:
  Net investment income.............       (0.019)            (0.02)
                                        ---------            ------
NET ASSET VALUE, END OF PERIOD......        $1.00             $1.00
                                        ---------            ------
                                        ---------            ------
Total Return........................         1.93%***          2.30%***
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................         $942              $198
  Net investment income before
    waivers/reimbursements..........         3.75%**           3.20%**
  Net investment income net of
    waivers/reimbursements..........         3.94%**           3.43%**
  Expenses before
    waivers/reimbursements..........         1.57%**           1.73%**
  Expenses net of
    waivers/reimbursements..........         1.38%**           1.51%**

---------------
  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                  -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................        $9.79             $9.85          $9.75          $9.75          $9.84          $9.77
                                        ---------            ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income.............         0.25              0.50           0.54           0.55           0.54           0.53
  Net realized and unrealized
    gain/(loss) on investments......        (0.08)            (0.06)          0.10          (0.01)         (0.09)          0.07
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................         0.17              0.44           0.64           0.54           0.45           0.60
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.25)            (0.50)         (0.54)         (0.54)         (0.54)         (0.53)
                                        ---------            ------         ------         ------         ------         ------
Total distributions to
  shareholders......................        (0.25)            (0.50)         (0.54)         (0.54)         (0.54)         (0.53)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $9.71             $9.79          $9.85          $9.75          $9.75          $9.84
                                        ---------            ------         ------         ------         ------         ------
                                        ---------            ------         ------         ------         ------         ------
Total Return (Excludes sales
  charge)...........................         1.74%***          4.57%          6.73%          5.70%          4.65%          6.37%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................     $108,235          $113,145       $120,203       $126,428       $106,617       $104,730
  Net investment income before
    waivers/reimbursements..........         5.08%**           5.09%          5.53%          5.63%          5.47%          5.40%
  Net investment income net of
    waivers/reimbursements..........         5.08%**           5.09%          5.53%          5.63%          5.48%          5.43%
  Expenses before
    waivers/reimbursements..........         0.66%**           0.69%          0.64%          0.66%          0.72%          0.77%
  Expenses net of
    waivers/reimbursements..........         0.66%**           0.69%          0.64%          0.66%          0.71%          0.74%
  Portfolio turnover rate (a).......        15.50%            49.19%         65.07%         85.21%        120.00%        267.65%

---------------
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized.

*** Not Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A*                             -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................        $9.79             $9.85          $9.75          $9.75          $9.84          $9.77
                                        ---------            ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income.............         0.24              0.48           0.52           0.49           0.51           0.50
  Net realized and unrealized
    gain/(loss) on investments......        (0.08)            (0.06)          0.10             --          (0.09)          0.07
                                        ---------            ------         ------         ------         ------         ------
Total from investment operations....         0.16              0.42           0.62           0.49           0.42           0.57
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.24)            (0.48)         (0.52)         (0.49)         (0.51)         (0.50)
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................        (0.24)            (0.48)         (0.52)         (0.49)         (0.51)         (0.50)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $9.71             $9.79          $9.85          $9.75          $9.75          $9.84
                                        ---------            ------         ------         ------         ------         ------
                                        ---------            ------         ------         ------         ------         ------
Total Return (Excludes sales
  charge)...........................         1.61%***          4.31%          6.48%          5.44%          4.38%          6.12%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................       $5,326            $5,596         $3,181         $1,205         $1,477           $739
  Net investment income before
    waivers/reimbursements..........         4.83%**           4.82%          5.28%          5.01%          5.22%          5.15%
  Net investment income net of
    waivers/reimbursements..........         4.83%**           4.82%          5.28%          5.01%          5.23%          5.18%
  Expenses before
    waivers/reimbursements..........         0.90%**           0.94%          0.89%          0.87%          0.96%          1.02%
  Expenses net of
    waivers/reimbursements..........         0.90%**           0.94%          0.89%          0.87%          0.95%          0.99%
  Portfolio turnover rate (a).......        15.50%            49.19%         65.07%         85.21%        120.00%        267.65%

---------------
 (a) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  * On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 3%.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                  -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $10.06            $10.34          $9.93          $9.82         $10.11          $9.87
                                       ----------           -------         ------         ------        -------         ------
Income from investment operations:
  Net investment income.............         0.26              0.54           0.59           0.60           0.56           0.62
  Net realized and unrealized
    gain/(loss) on investments......        (0.30)            (0.28)          0.42           0.09          (0.29)          0.25
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................        (0.04)             0.26           1.01           0.69           0.27           0.87
                                       ----------           -------         ------         ------        -------         ------
Distributions to shareholders from:
  Net investment income.............        (0.26)            (0.54)         (0.59)         (0.58)         (0.56)         (0.62)
  In excess of net investment
    income..........................           --                --          (0.01)            --             --             --
  In excess of net realized gain on
    investments.....................           --                --             --             --             --          (0.01)
                                       ----------           -------         ------         ------        -------         ------
  Total distributions to
    shareholders....................        (0.26)            (0.54)         (0.60)         (0.58)         (0.56)         (0.63)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $9.76            $10.06         $10.34          $9.93          $9.82         $10.11
                                        ---------           -------        -------         ------         ------        -------
                                        ---------           -------        -------         ------         ------        -------
  Total Return (Excludes sales
    charge).........................        (0.35%)***         2.47%         10.42%          7.20%          2.66%          9.31%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................     $153,182          $154,916       $118,743        $94,242        $77,677       $108,052
  Net investment income before
    waivers/reimbursements..........         5.29%**           5.13%          5.73%          6.43%          5.50%          6.33%
  Net investment income net of
    waivers/reimbursements..........         5.34%**           5.18%          5.78%          6.48%          5.55%          6.44%
  Expenses before
    waivers/reimbursements..........         0.78%**           0.84%          0.77%          0.91%          0.86%          0.82%
  Expenses net of
    waivers/reimbursements..........         0.73%**           0.79%          0.72%          0.86%          0.81%          0.71%
  Portfolio turnover rate (a).......        14.51%            74.03%         35.62%         46.23%        183.00%        339.95%

---------------
(a) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized.

*** Not Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(A)                           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $10.05            $10.34          $9.93          $9.82         $10.11          $9.87
                                       ----------            ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income.............         0.25              0.52           0.57           0.57           0.54           0.60
  Net realized and unrealized
    gain/(loss) on investments......        (0.29)            (0.29)          0.42           0.10          (0.29)          0.25
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................        (0.04)             0.23           0.99           0.67           0.25           0.85
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.25)            (0.52)         (0.57)         (0.56)         (0.54)         (0.60)
  In excess of net investment
    income..........................           --                --          (0.01)            --             --             --
  In excess of net realized gain on
    investments.....................           --                --             --             --             --          (0.01)
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................        (0.25)            (0.52)         (0.58)         (0.56)         (0.54)         (0.61)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......        $9.76            $10.05         $10.34          $9.93          $9.82         $10.11
                                        ---------           -------        -------         ------         ------        -------
                                        ---------           -------        -------         ------         ------        -------
  Total Return (Excludes sales
    charge).........................        (0.48%)***         2.11%         10.15%          6.92%          2.40%          9.06%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................       $7,157            $8,219         $3,965         $1,465         $2,174         $3,225
  Net investment income before
    waivers/reimbursements..........         5.04%**           4.87%          5.48%          5.55%          5.25%          6.08%
  Net investment income net of
    waivers/reimbursements..........         5.09%**           4.92%          5.53%          5.60%          5.30%          6.19%
  Expenses before
    waivers/reimbursements..........         1.03%**           1.10%          1.02%          1.08%          1.11%          1.07%
  Expenses net of
    waivers/reimbursements..........         0.98%**           1.05%          0.97%          1.03%          1.06%          0.96%
  Portfolio turnover rate (b).......        14.51%            74.03%         35.62%         46.23%        183.00%        339.95%

---------------
(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

(b) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized.

*** Not Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR
                                     NOVEMBER 30, 1999      ENDED
                                        (UNAUDITED)      MAY 31, 1999
CLASS B*                             -----------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $10.05            $10.81
                                       ----------           -------
Income from investment operations:
  Net investment income.............         0.21              0.28
  Net realized and unrealized
    gain/(loss) on investments......        (0.29)            (0.76)
                                        ---------            ------
  Total from investment
    operations......................        (0.08)            (0.48)
                                        ---------            ------
Distributions to shareholders from:
  Net investment income.............        (0.21)            (0.28)
                                        ---------            ------
  Total distributions to
    shareholders....................        (0.21)            (0.28)
                                        ---------            ------
NET ASSET VALUE, END OF PERIOD......        $9.76            $10.05
                                        ---------            ------
                                        ---------            ------
  Total Return (Excludes sales
    charge).........................        (0.75%)***        (4.54%)***
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................          $95               $95
  Net investment income before
    waivers/reimbursements..........         4.28%**           3.96%**
  Net investment income net of
    waivers/reimbursements..........         4.33%**           4.01%**
  Expenses before
    waivers/reimbursements..........         1.78%**           1.84%**
  Expenses net of
    waivers/reimbursements..........         1.73%**           1.79%**
  Portfolio turnover rate (a).......        14.51%            74.03%

---------------
(a) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                  -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $28.18            $24.98         $19.16         $15.29         $12.51         $11.33
                                       ----------           -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income/(loss)......         0.07              0.15           0.19           0.24           0.23           0.25
  Net realized and unrealized gain
    on investments..................         1.60              4.30           6.00           4.13           3.29           1.42
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................         1.67              4.45           6.19           4.37           3.52           1.67
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.07)            (0.15)         (0.19)         (0.25)         (0.23)         (0.24)
  Net realized gain on
    investments.....................           --             (1.10)         (0.18)         (0.25)         (0.51)         (0.25)
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................        (0.07)            (1.25)         (0.37)         (0.50)         (0.74)         (0.49)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......       $29.78            $28.18         $24.98         $19.16         $15.29         $12.51
                                       ----------           -------        -------        -------        -------        -------
                                       ----------           -------        -------        -------        -------        -------
  Total Return (Excludes sales
    charge).........................         5.94%***         18.25%         32.53%         29.06%         28.73%         15.35%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................     $303,736          $288,804       $259,585       $233,454       $140,144       $100,110
  Net investment income/(loss)
    before waivers/reimbursements...         0.52%**           0.58%          0.83%          1.34%          1.55%          2.02%
  Net investment income/(loss) net
    of waivers/reimbursements.......         0.52%**           0.58%          0.83%          1.43%          1.65%          2.15%
  Expenses before
    waivers/reimbursements..........         0.84%**           0.90%          0.91%          0.92%          0.91%          0.92%
  Expenses net of
    waivers/reimbursements..........         0.84%**           0.90%          0.91%          0.83%          0.81%          0.79%
  Portfolio turnover rate (b).......         1.20%             7.20%          4.78%          1.41%          6.00%         58.08%

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(A)                           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $28.16            $24.97         $19.16         $15.29         $12.51         $11.33
                                       ----------           -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income/(loss)......         0.04              0.09           0.13           0.20           0.19           0.22
  Net realized and unrealized gain
    on investments..................         1.60              4.30           5.99           4.13           3.29           1.42
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................         1.64              4.39           6.12           4.33           3.48           1.64
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.04)            (0.10)         (0.13)         (0.21)         (0.19)         (0.21)
  Net realized gain on
    investments.....................           --             (1.10)         (0.18)         (0.25)         (0.51)         (0.25)
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................        (0.04)            (1.20)         (0.31)         (0.46)         (0.70)         (0.46)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......       $29.76            $28.16         $24.97         $19.16         $15.29         $12.51
                                       ----------           -------        -------        -------        -------        -------
                                       ----------           -------        -------        -------        -------        -------
  Total Return (Excludes sales
    charge).........................         5.80%***         17.92%         32.20%         28.75%         28.42%         15.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................      $61,217           $59,045        $41,474        $19,531         $9,831         $5,234
  Net investment income/(loss)
    before waivers/reimbursements...         0.28%**           0.33%          0.58%          1.10%          1.30%          1.77%
  Net investment income/(loss) net
    of waivers/reimbursements.......         0.28%**           0.33%          0.58%          1.18%          1.40%          1.90%
  Expenses before
    waivers/reimbursements..........         1.09%**           1.15%          1.16%          1.14%          1.16%          1.17%
  Expenses net of
    waivers/reimbursements..........         1.09%**           1.15%          1.16%          1.06%          1.06%          1.04%
  Portfolio turnover rate (b).......         1.20%             7.20%          4.78%          1.41%          6.00%         58.08%

---------------
(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%

(b) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

                                          FOR THE          FOR THE
                                     SIX MONTHS ENDED       PERIOD
                                     NOVEMBER 30, 1999      ENDED
                                        (UNAUDITED)      MAY 31, 1999
CLASS B*                             -----------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $28.08            $23.12
                                       ----------           -------
Income from investment operations:
  Net investment income/(loss)......        (0.04)            (0.02)
  Net realized and unrealized gain
    on investments..................         1.56              6.11
                                        ---------            ------
  Total from investment
    operations......................         1.52              6.09
                                        ---------            ------
Distributions to shareholders from:
  Net investment income.............           --             (0.03)
  Net realized gain on
    investments.....................           --             (1.10)
                                        ---------            ------
  Total distributions to
    shareholders....................           --             (1.13)
                                        ---------            ------
NET ASSET VALUE, END OF PERIOD......       $29.60            $28.08
                                       ----------           -------
                                       ----------           -------
  Total Return (Excludes sales
    charge).........................         5.41%***         26.80%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................       $5,304            $2,975
  Net investment income/(loss)
    before waivers/reimbursements...        (0.46%)**         (0.33%)**
  Net investment income/(loss) net
    of waivers/reimbursements.......        (0.46%)**         (0.33%)**
  Expenses before
    waivers/reimbursements..........         1.84%**           1.88%**
  Expenses net of
    waivers/reimbursements..........         1.84%**           1.88%**
  Portfolio turnover rate (a).......         1.20%             7.20%

---------------
(a) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                  -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $18.61            $20.11         $16.71         $14.05         $11.11          $9.60
                                       ----------           -------        -------        -------        -------         ------
Income from investment operations:
  Net investment income/(loss)......         0.01              0.06           0.08           0.13           0.13           0.13
  Net realized and unrealized
    gain/(loss) on investments......         1.37             (0.34)          4.40           2.99           3.44           1.51
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................         1.38             (0.28)          4.48           3.12           3.57           1.64
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............        (0.01)            (0.06)         (0.08)         (0.13)         (0.13)         (0.13)
  Net realized gain on
    investments.....................           --             (1.16)         (1.00)         (0.33)         (0.50)            --
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................        (0.01)            (1.22)         (1.08)         (0.46)         (0.63)         (0.13)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......       $19.98            $18.61         $20.11         $16.71         $14.05         $11.11
                                       ----------           -------        -------        -------        -------        -------
                                       ----------           -------        -------        -------        -------        -------
  Total Return (Excludes sales
    charge).........................         7.42%***         (1.06%)        27.15%         22.62%         33.06%         17.31%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................     $105,216          $106,330       $168,116       $125,035        $80,704        $48,068
  Net investment income/(loss)
    before waivers/reimbursements...         0.09%**           0.34%          0.41%          0.75%          0.90%          1.11%
  Net investment income/(loss) net
    of waivers/reimbursements.......         0.09%**           0.34%          0.41%          0.89%          1.06%          1.37%
  Expenses before
    waivers/reimbursements..........         1.06%**           1.09%          1.07%          1.06%          1.14%          1.22%
  Expenses net of
    waivers/reimbursements..........         1.06%**           1.09%          1.07%          0.92%          0.98%          0.96%
  Portfolio turnover rate (b).......        19.14%            33.27%         20.48%          7.72%         28.00%         20.39%

                                          FOR THE
                                     SIX MONTHS ENDED        YEAR           YEAR           YEAR           YEAR           YEAR
                                     NOVEMBER 30, 1999      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(A)                           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $18.59            $20.10         $16.72         $14.05         $11.11          $9.60
                                       ----------           -------        -------        -------        -------         ------
Income from investment operations:
  Net investment income/(loss)......        (0.02)             0.02           0.03           0.09           0.10           0.11
  Net realized and unrealized
    gain/(loss) on investments......         1.37             (0.34)          4.39           3.00           3.44           1.51
                                        ---------            ------         ------         ------         ------         ------
  Total from investment
    operations......................         1.35             (0.32)          4.42           3.09           3.54           1.62
                                        ---------            ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income.............           --             (0.03)         (0.03)         (0.09)         (0.10)         (0.11)
  In excess of net investment
    income..........................           --                --          (0.01)            --             --             --
  Net realized gain on
    investments.....................           --             (1.16)         (1.00)         (0.33)         (0.50)            --
                                        ---------            ------         ------         ------         ------         ------
  Total distributions to
    shareholders....................           --             (1.19)         (1.04)         (0.42)         (0.60)         (0.11)
                                        ---------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD......       $19.94            $18.59         $20.10         $16.72         $14.05         $11.11
                                       ----------           -------        -------        -------        -------        -------
                                       ----------           -------        -------        -------        -------        -------
  Total Return (Excludes sales
    charge).........................         7.27%***         (1.31%)        26.82%         22.33%         32.76%         17.06%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................      $20,010           $20,409        $19,298         $5,911         $1,437           $277
  Net investment income/(loss)
    before waivers/reimbursements...        (0.16%)**          0.10%          0.16%          0.54%          0.63%          0.86%
  Net investment income/(loss) net
    of waivers/reimbursements.......        (0.16%)**          0.10%          0.16%          0.65%          0.79%          1.12%
  Expenses before
    waivers/reimbursements..........         1.31%**           1.35%          1.32%          1.30%          1.39%          1.47%
  Expenses net of
    waivers/reimbursements..........         1.31%**           1.35%          1.32%          1.19%          1.23%          1.21%
  Portfolio turnover rate (b).......        19.14%            33.27%         20.48%          7.72%         28.00%         20.39%

---------------
(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%

(b) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

                                          FOR THE          FOR THE
                                     SIX MONTHS ENDED       PERIOD
                                     NOVEMBER 30, 1999      ENDED
                                        (UNAUDITED)      MAY 31, 1999
CLASS B*                             -----------------   ------------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................       $18.49            $16.40
                                       ----------           -------
Income from investment operations:
  Net investment income/(loss)......        (0.04)            (0.06)
  Net realized and unrealized
    gain/(loss) on investments......         1.31              3.32
                                        ---------            ------
  Total from investment
    operations......................         1.27              3.26
                                        ---------            ------
Distributions to shareholders from:
  Net investment income.............           --             (0.01)
  Net realized gain on
    investments.....................           --             (1.16)
                                        ---------            ------
  Total distributions to
    shareholders....................           --             (1.17)
                                        ---------            ------
NET ASSET VALUE, END OF PERIOD......       $19.76            $18.49
                                       ----------           -------
                                       ----------           -------
  Total Return (Excludes sales
    charge).........................         6.81%***         20.28%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)......................         $262              $138
  Net investment income/(loss)
    before waivers/reimbursements...        (0.92%)**         (0.73%)**
  Net investment income/(loss) net
    of waivers/reimbursements.......        (0.92%)**         (0.73%)**
  Expenses before
    waivers/reimbursements..........         2.06%**           2.10%**
  Expenses net of
    waivers/reimbursements..........         2.06%**           2.10%**
  Portfolio turnover rate (a).......        19.14%            33.27%

---------------
(a) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

                                                              FOR THE SIX MONTHS ENDED       YEAR       FOR THE PERIOD
                                                                 NOVEMBER 30, 1999          ENDED           ENDED
                                                                    (UNAUDITED)          MAY 31, 1999   MAY 31, 1998*
                    INSTITUTIONAL CLASS                       ------------------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $8.13                $9.92          $10.00
                                                                -------------              -------       ---------
Income from investment operations:
  Net investment income/(loss)..............................            (0.01)               (0.03)          (0.03)(a)
  Net realized and unrealized gain/(loss) on investments....             0.16                (1.68)          (0.05)
                                                                -------------              -------       ---------
Total from investment operations............................             0.15                (1.71)          (0.08)
                                                                -------------              -------       ---------
Distributions to shareholders from:
  Net realized gain on investments..........................               --                (0.08)             --
                                                                -------------              -------       ---------
Total distributions to shareholders.........................               --                (0.08)             --
                                                                -------------              -------       ---------
NET ASSET VALUE, END OF PERIOD..............................            $8.28                $8.13           $9.92
                                                                -------------              -------       ---------
                                                                -------------              -------       ---------
Total Return ( Excludes sales charge).......................             1.84%***           (17.25%)         (0.80%)***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................          $54,255              $54,722         $61,450
  Net investment income/(loss) before
    waivers/reimbursements..................................            (0.29%)**            (0.36%)         (0.41%)**
  Net investment income/(loss) net of
    waivers/reimbursements..................................            (0.29%)**            (0.36%)         (0.41%)**
  Expenses before waivers/reimbursements....................             1.24%**              1.40%           1.45%**
  Expenses net of waivers/reimbursements....................             1.24%**              1.40%           1.45%**
  Portfolio turnover rate (b)...............................            31.38%               34.52%          12.28%

---------------

(a) Calculated based on average shares during the period.
(b) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  * Fund commenced operations on October 1, 1997.
 ** Annualized
*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

                                                              FOR THE SIX MONTHS ENDED       YEAR       FOR THE PERIOD
                                                                 NOVEMBER 30, 1999          ENDED           ENDED
                                                                    (UNAUDITED)          MAY 31, 1999   MAY 31, 1998*
                         CLASS A(A)                           ------------------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $8.09                $9.91          $10.00
                                                                -------------              -------       ---------
Income from investment operations:
  Net investment income/(loss)..............................            (0.02)               (0.05)          (0.04)(b)
  Net realized and unrealized gain/(loss) on investments....             0.16                (1.69)          (0.05)
                                                                -------------              -------       ---------
Total from investment operations............................             0.14                (1.74)          (0.09)
                                                                -------------              -------       ---------
Distributions to shareholders from:
  Net realized gain on investments..........................               --                (0.08)             --
                                                                -------------              -------       ---------
Total distributions to shareholders.........................               --                (0.08)             --
                                                                -------------              -------       ---------
NET ASSET VALUE, END OF PERIOD..............................            $8.23                $8.09           $9.91
                                                                -------------              -------       ---------
                                                                -------------              -------       ---------
Total Return (Excludes sales charge)........................             1.73%****          (17.57%)         (0.90%)****
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................           $5,047               $5,071          $3,704
  Net investment income/(loss) before
    waivers/reimbursements..................................            (0.54%)***           (0.61%)         (0.66%)***
  Net investment income/(loss) net of
    waivers/reimbursements..................................            (0.54%)***           (0.61%)         (0.66%)***
  Expenses before waivers/reimbursements....................             1.49%***             1.65%           1.70%***
  Expenses net of waivers/reimbursements....................             1.49%***             1.65%           1.70%***
  Portfolio turnover rate (c)...............................            31.38%               34.52%          12.28%

                                                              FOR THE SIX MONTHS ENDED   FOR THE PERIOD
                                                                 NOVEMBER 30, 1999           ENDED
                                                                    (UNAUDITED)          MAY 31, 1999**
                          CLASS B                             ------------------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................           $8.06                 $7.47
                                                              --------------             ---------
Income from investment operations:
  Net investment income/(loss)..............................           (0.04)                (0.05)
  Net realized and unrealized gain/(loss) on investments....            0.15                  0.72
                                                              --------------             ---------
Total from investment operations............................            0.11                  0.67
                                                              --------------             ---------
Distributions to shareholders from:
  Net realized gain on investments..........................              --                 (0.08)
                                                              --------------             ---------
Total distributions to shareholders.........................              --                 (0.08)
                                                              --------------             ---------
NET ASSET VALUE, END OF PERIOD..............................           $8.17                 $8.06
                                                              --------------             ---------
                                                              --------------             ---------
Total Return (Excludes sales charge)........................            1.36%****             8.95%****
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................             $63                   $48
  Net investment income/(loss) before
    waivers/reimbursements..................................           (1.29%)***            (1.40%)***
  Net investment income/(loss) net of
    waivers/reimbursements..................................           (1.29%)***            (1.40%)***
  Expenses before waivers/reimbursements....................            2.23%***              2.40%***
  Expenses net of waivers/reimbursements....................            2.23%***              2.40%***
  Portfolio turnover rate (c)...............................           31.38%                34.52%

---------------
 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%
 (b) Calculated based on average shares during the period.
 (c) Portfolio Turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
   * Fund commenced operations on October 1, 1997.
  ** Class B commenced operations on October 2, 1998.
 *** Annualized
**** Not Annualized

See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

See notes to financial statements.

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 E. Broad St.
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SANN-5006-11/99

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 1999

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Adviser

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.